N-2 - USD ($)			3 Months Ended																								12 Months Ended
		Nov. 25, 2024	Sep. 30, 2024		Jun. 30, 2024	[10],[11]	Mar. 31, 2024	[10],[11]	Dec. 31, 2023	[10],[11]	Sep. 30, 2023		Jun. 30, 2023	[10],[11]	Mar. 31, 2023	[10],[11]	Dec. 31, 2022	[10],[11]	Sep. 30, 2022		Jun. 30, 2022	[10],[11]	Mar. 31, 2022	[10],[11]	Dec. 31, 2021	[10],[11]	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cover [Abstract]
Entity Central Index Key																											0001635977
Amendment Flag																											false
Document Type																											N-CSR
Entity Registrant Name																											abrdn World Healthcare Fund
Document Period End Date																											Sep. 30, 2024
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder transaction expenses
Sales load (as a percentage of offering price)(1)	1.00%
Offering expenses (as a percentage of offering price)(2)	0.19%
Dividend reinvestment and optional cash purchase plan fees (per share for open-market purchases of common shares)(3)	None

(1) If Common Shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
(2) Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
(3) The expenses of administering the Fund’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Shares that you acquired pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. For more details about the Dividend Reinvestment and Stock Purchase Plan, see “Dividend Reinvestment and Stock Purchase Plan” in the Fund’s Prospectus.

Sales Load [Percent]	[1]																										1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]																										$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]																										0.19%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to Common Shares)
Advisory fee(4)	1.25%
Interest expenses on bank borrowings(5)	1.71%
Other expenses	0.24%
Total annual expenses	3.20%
Less: expense reimbursement(6)	0%
Total annual expenses after expense reimbursement	3.20%

(4) The Advisory fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
(5) The percentage in the table is based on total borrowings of $120,000,000 (the balance outstanding under the Fund’s Credit Facility as of September 30, 2024, representing approximately 19.63% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended September 30, 2024, of 6.55%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
(6) As of the close of business on October 27, 2023, the Adviser has entered into a written contract with the Fund to limit the total ordinary operating expenses of the Fund (excluding leverage costs, interest, taxes, brokerage commissions, acquired fund fees and expenses and any non-routine expenses) from exceeding 1.51% of the average daily net assets of the Fund on an annualized basis for twelve months (the “Expense Limitation Agreement”).The Expense Limitation Agreement may not be terminated before October 27, 2025, without the approval of the Fund’s trustees who are not “interested persons” of the Fund (as defined in the 1940 Act).The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.

Management Fees [Percent]	[4]																										1.25%
Interest Expenses on Borrowings [Percent]	[5]																										1.71%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]																											0.24%
Total Annual Expenses [Percent]																											3.20%
Waivers and Reimbursements of Fees [Percent]	[6]																										0.00%
Net Expense over Assets [Percent]																											3.20%
Expense Example [Table Text Block]
Example
The following examples illustrate the expenses you would pay on a $1,000 investment in common shares assuming that (i) all dividends and other distributions are reinvested at NAV (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown and (iii) a 5% annual portfolio total return.(1)
The following example does not include the sales load:
1 Year	3 Years	5 Years	10 Years
$ 32	$ 99	$ 167	$ 350
The following example assumes a transaction fee of 1.19%, as a percentage of the offering price, as if it were borne solely by you, as purchaser(2):
1 Year	3 Years	5 Years	10 Years
$ 44	$ 109	$ 177	$ 358
(1) The examples above should not be considered representations of future expenses. Actual expenses may be higher or lower than those shown. The examples assume that all dividends and distributions are reinvested at net asset value. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples.  For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the Fund’s Prospectus.
(2) Notwithstanding this assumption, in actuality, these fees will be indirectly borne by all holders of Common Shares.

Purpose of Fee Table , Note [Text Block]
The purpose of the following table and the example below is to help you understand the fees and expenses that holders of Common Shares (“Common Shareholders”) would bear directly or indirectly. The expenses shown in the table under “Other expenses,” “Interest expenses on bank borrowings,” “Total annual expenses” and “Total annual expenses after expense reimbursement” are based on the Fund’s capital structure as of September 30, 2024. As of September 30, 2024, the Fund had $120,000,000 of leverage outstanding through bank borrowings which represented x.x% of the Managed Assets as of September 30, 2024. The table reflects Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Basis of Transaction Fees, Note [Text Block]																											as a percentage of offering price
Other Expenses, Note [Text Block]																											(3) The expenses of administering the Fund’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Shares that you acquired pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. For more details about the Dividend Reinvestment and Stock Purchase Plan, see “Dividend Reinvestment and Stock Purchase Plan” in the Fund’s Prospectus.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage Per $1,000 of Principal Amount	Average Market Value
September 30, 2024	Loan Facility 2024	$ 120,000,000	--	--	$ 5093 (1)
September 30, 2023	Loan Facility 2023	$ 120,000,000	--	--	$ 4,726
September 30, 2022	Loan Facility 2022	$ 120,000,000	--	--	$ 4,786
September 30, 2021	Loan Facility 2021	$ 120,000,000	--	--	$ 5,714
September 30, 2020	Loan Facility 2020	$ 120,000,000	--	--	$ 4,554
September 30, 2019	Loan Facility 2019	$ 120,000,000	--	--	$ 4,396
September 30, 2018	Loan Facility 2018	$ 120,000,000	--	--	$ 4,861
September 30, 2017	Loan Facility 2017	$ 120,000,000	--	--	$ 4,999
September 30, 2016	Loan Facility 2016	$ 120,000,000	--	--	$ 5,160
(1) Asset coverage ratio is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.

Senior Securities Amount			$ 120,000,000	[7]							$ 120,000,000								$ 120,000,000	[8]							$ 120,000,000	[7]	$ 120,000,000		$ 120,000,000	[8]	$ 120,000,000	[8]	$ 120,000,000	[8]
Senior Securities Coverage per Unit	[9]		$ 5,093	[7]							$ 4,726								$ 4,786	[8]							$ 5,093	[7]	$ 4,726		$ 4,786	[8]	$ 5,714	[8]	$ 4,554	[8]
Senior Securities, Note [Text Block]
Senior Securities
The following table sets forth information about the Fund’s outstanding senior securities as of the end of each of the Fund’s last nine fiscal years. The Fund’s senior securities during this time period are comprised of borrowings which constitutes a “senior security” as defined in the 1940 Act. The information in this table for the fiscal years ended 2022, 2021 and 2020 has been audited by a predecessor, independent registered public accounting firm, and fiscal years ended 2024 and 2023 has been audited by KPMG LLP, independent registered public accounting firm. The Fund’s audited financial statements, including the report of KPMG LLP thereon, and accompanying notes thereto, are included in this Annual Report.
Fiscal Period Ended	Title of Security	Total Principal Amount Outstanding	Aggregate Liquidation Preference	Liquidation Preference Per Share	Asset Coverage Per $1,000 of Principal Amount	Average Market Value
September 30, 2024	Loan Facility 2024	$ 120,000,000	--	--	$ 5093 (1)
September 30, 2023	Loan Facility 2023	$ 120,000,000	--	--	$ 4,726
September 30, 2022	Loan Facility 2022	$ 120,000,000	--	--	$ 4,786
September 30, 2021	Loan Facility 2021	$ 120,000,000	--	--	$ 5,714
September 30, 2020	Loan Facility 2020	$ 120,000,000	--	--	$ 4,554
September 30, 2019	Loan Facility 2019	$ 120,000,000	--	--	$ 4,396
September 30, 2018	Loan Facility 2018	$ 120,000,000	--	--	$ 4,861
September 30, 2017	Loan Facility 2017	$ 120,000,000	--	--	$ 4,999
September 30, 2016	Loan Facility 2016	$ 120,000,000	--	--	$ 5,160
(1) Asset coverage ratio is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES
The Fund’s investment objective is to seek current income and long-term capital appreciation.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees of the Fund (the “Board”) upon 60 days' notice to the Fund’s shareholders ("Shareholders").
Under normal market conditions, the Fund expects to invest at least 80% of its Managed Assets in U.S. and non-U.S. companies engaged in the healthcare industries including equity securities and debt securities. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). The Fund’s 80% policy may only be changed with 60 days’ prior notice to
Shareholders. The Fund will concentrate its investments in the healthcare industries.
A company will be deemed to be a healthcare company if, at the time the Fund makes an investment in the company, 50% or more of such company’s sales, earnings or assets arise from or are dedicated to healthcare products or services or medical technology activities. Healthcare companies may include companies in one or more of the following sub-sectors: pharmaceuticals, biotechnology, managed care, life science and tools, healthcare technology,healthcare services, healthcare supplies, healthcare facilities, healthcare equipment,healthcare distributors and Healthcare REITs (as defined herein). The Investment Adviser determines, in its discretion, whether a company is a healthcare company.
Under normal market conditions, the Fund expects to invest at least 40% of its Managed Assets in companies organized or located outside the United States or companies that do a substantial amount of business outside the United States. The Fund may invest up to 5% of its Managed Assets in securities of issuers located in emerging market countries (“Emerging Markets”). While the Fund may hedge its non-U.S. dollar exposure, it is currently expected to do so from time to time rather than continuously. The Investment Adviser may hedge its non-U.S. dollar exposure from 0%-100% at any given time, though it typically expects to do so between 0% and 50% of such exposure.
The Fund expects to invest 60-90% of its Managed Assets in equity securities (which may include common stock, preferred stock and warrants or other rights to acquire common or preferred stock). The Fund invests in foreign securities and may buy and sell currencies for the purpose of settlement of transactions in foreign securities. The Fund may invest up to30% of its Managed Assets in convertible securities, which may include securities that are noninvestment grade. The Fund may invest up to 20% of its Managed Assets as measured at the time of investment in non-convertible debt securities, including corporate debt obligations and debt securities that are rated noninvestment grade (that is, rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by Standard & Poor’s Ratings Group (“S&P”), or BB+ by Fitch, Inc. (“Fitch”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality) and not including convertible securities. The Fund may invest up to 15% of its Managed Assets in non-convertible debt securities that are, at the time of investment, rated Caa1 or lower by Moody’s and CCC+ or lower by S&P or Fitch, or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. Such securities are subject to a very high credit risk. The Fund’s investments in noninvestment grade investments and those deemed to be of similar quality are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “junk” or “high yield” securities.
The Fund may invest in derivatives, including but not limited to options, futures, options on futures, forwards, swaps (including credit default, index, basis, total return, volatility and currency swaps), options on swaps and other derivatives. Initially, the Fund employs a strategy of writing (selling) covered call options on a portion of the common stocks in its portfolio, writing (selling) put options on a portion of the common stocks in its portfolio and,to a lesser extent, writing (selling) covered call and writing (selling) put options on indices of securities and sectors of securities generally within the healthcare industries. This option strategy is intended to generate current income from option premiums as a means to enhance distributions payable to the Fund’s shareholders and will be limited to 30% of the Fund’s Managed Assets. These option strategies are not always profitable. The sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible loss due to continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. Therefore, the Investment Adviser may choose to decrease its use of the option writing strategy to the extent that it may negatively impact the Fund. Other than the Fund’s option strategy and use of derivatives for hedging purposes, the Fund may invest up to 10% of its Managed Assets in derivatives.
The Fund may invest up to 10% of its Managed Assets in restricted securities, including private investments in public equity (“PIPEs”) and venture capital investments.
The Fund may invest up to 20% of its Managed Assets in healthcare REITs
The Fund may from time-to-time lend its portfolio securities but has terminated its Securities Lending program effective July 18, 2023.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Investors should consider the following Risk Factors and special considerations associated with investing in the Fund’s shares.
Portfolio Market Risk
The Fund is subject to market risk—the possibility that the prices of equity securities will decline over short or extended periods of time. As a result, the value of an investment in the Fund’s shares will fluctuate with the market. You could lose some or all of your investment over short or long periods of time.

Political and economic news can influence market-wide trends and can cause disruptions in the U.S. or world financial markets. Other factors may be ignored by the market as a whole but may cause movements in the price of one company’s stock or the stock of companies in one or more industries. All of these factors may have a greater impact on initial public offerings and emerging company shares.

Market Events Risk.
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments. The impact of the recent U.S. elections on such policies remains uncertain and policies supported by the new administration (or the reversal of policies supported by the previous administration) could impact U.S. interest rates or inflation or otherwise impact the Fund.

Security Market Risk—Discount to NAV
Shares of closed-end investment companies frequently trade at a discount from their NAV. The risk that the Fund’s common shares may trade at a discount is separate from the risk of a decline in the Fund’s NAV as a result of investment activities.
Whether shareholders will realize a gain or loss for federal income tax purposes upon the sale of their common shares depends upon whether the market value of the common shares at the time of sale is above or below the shareholder’s basis in such common shares, taking into account transaction costs, and it is not directly dependent upon the Fund’s NAV. Because the market price of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the Fund’s control, the Fund cannot predict whether its common shares will trade at, below or above the NAV, or at, below or above the public offering price for the Fund’s common shares.

Equity Securities Risk
The Fund expects to invest 60-90% of its Managed Assets in equity securities. Equity risk is the risk that equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, equity securities held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because,among other reasons, the issuer experiences a decline in its financial condition. The Fund’s expected investments in preferred stocks carries its own unique risks. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure,in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. In addition, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. The prices of preferred stock also tend to move upwards slower than common stock prices and the preferred stock may be substantially less liquid than common stock or other securities.

Convertible Securities Risk
Convertible Securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. When the market price of the underlying common stock approaches or is greater than the convertible security’s conversion price, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. The conversion prior is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. Consequently, a unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer but more risk than the issuer’s debt obligations.

Selection Risk
Different types of equity securities tend to shift into and out of favor with investors, depending on market and economic conditions. The performance of funds that invest in healthcare industry equity securities may at times be better or worse than the performance of funds that focus on other types of securities or that have a broader investment style.

Concentration in the Healthcare Industries
Under normal market conditions, the Fund expects to invest at least 80% of its Managed Assets in securities of healthcare companies. As a result, the Fund’s portfolio will likely be more sensitive to, and possibly more adversely affected by, regulatory, economic or political factors or trends relating to the healthcare, agricultural and environmental technology industries than a portfolio of companies representing a larger number of industries. The risk is in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. As a result of its concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investments. The healthcare industries can be volatile. The Fund may occasionally make investments in a company with the objective of controlling or influencing the management and policies of that company, which could potentially make the Fund more susceptible to declines in the value of the company’s stock. The Investment Adviser may seek control in public companies only occasionally and most often in companies with a small capitalization.
Healthcare companies have in the past been characterized by limited product focus, rapidly changing technology and extensive government regulation. In particular, technological advances can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Obtaining governmental approval from U.S. governmental agencies such as the Food and Drug Administration (the “FDA”), and from non-U.S. governmental agencies for new products can be lengthy, expensive and uncertain as to outcome. Such delays in product development may result in the need to seek additional capital, potentially diluting the interests of existing investors such as the Fund. In addition, governmental agencies may, for a variety of reasons, restrict the release of certain innovative technologies of commercial significance. These various factors may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have abroad effect on the prices of securities of companies in particular healthcare industries.

A concentration of investments in any healthcare industry or in healthcare companies generally may increase the risk and volatility of an investment company’s portfolio. Such volatility is not limited to the biotechnology industry, and companies in other industries maybe subject to similar abrupt movements in the market prices of their securities. No assurance can be given that future declines in the market prices of securities of companies in the industries in which the Fund may invest will not occur, or that such declines will not adversely affect the NAV or the price of the shares.
Intense competition exists within and among certain healthcare industries, including competition to obtain and sustain proprietary technology protection, including patents, trademarks and other intellectual property rights, upon which healthcare companies can be highly dependent for maintenance of profit margins and market exclusivity. Accordingly, such companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The complex nature of the technologies involved can lead to patent disputes, including litigation that maybe costly and that could result in a company losing an exclusive right to a patent.
With respect to healthcare industries, cost containment measures already implemented by national governments, state or provincial governments and the private sector have adversely affected certain sectors of these industries. The implementation of the Affordable Care Act (“ACA”) has created increased demand for healthcare products and services, but potential changes to the ACA and future healthcare laws and regulations may impact demand for healthcare products and services and has had or may have an adverse effect on some companies in the healthcare industries. Increased emphasis on managed care in the United States and a shift toward value based payment models may put pressure on the price and usage of products sold by healthcare companies in which the Fund may invest and may adversely affect the sales and revenues of healthcare companies.
Product development efforts by healthcare companies may not result in commercial products for many reasons, including, but not limited to, failure to achieve acceptable clinical trial results, limited effectiveness in treating the specified condition or illness, harmful side effects, failure to obtain regulatory approval, and high manufacturing costs. Even after a product is commercially released, governmental agencies may require additional clinical trials or change the labeling requirements for products if additional product side effects are identified, which could have a material adverse effect on the market price of the securities of those healthcare companies.
Certain healthcare companies in which the Fund may invest may be exposed to potential product liability risks that are inherent in the testing, manufacturing, marketing and sale of pharmaceuticals, medical devices or other products. A product liability claim may have a material adverse effect on the business, financial condition or securities prices of a company in which the Fund has invested.
All of these factors as well as others may cause the value of the Fund’s shares to fluctuate significantly over relatively short periods of time.

Pharmaceutical Sector Risk
The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.
The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. There can be no assurance that those efforts or costs will result in the development of a profitable drug. Pharmaceutical companies may be susceptible to product obsolescence. Pharmaceutical companies also face challenges posed by the increased presence of counterfeit pharmaceutical products, which may negatively impact revenues and patient confidence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the FDA or other U.S. and non-U.S. governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
The pharmaceutical sector is also subject to rapid and significant technological change and competitive forces that may make drugs obsolete or make it difficult to raise prices and, in fact, may result in price discounting. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Failure of pharmaceutical companies to comply with applicable laws and regulations can result in the imposition of civil and criminal fines, penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare and Medicaid.
Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize and monetize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid, private health insurance plans and health maintenance organizations. Third-party payors are increasingly challenging the price and cost-effectiveness of many medical products.
Significant uncertainty exists as to the reimbursement status of health care products, and there can be no assurance that adequate third-party coverage will be available for pharmaceutical companies to obtain satisfactory price levels for their products.
The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Additionally, a pharmaceutical company’s valuation can often be based largely on the potential or actual performance of a limited number of products. A pharmaceutical company’s valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. The stock prices of companies in the pharmaceutical industry have been and will likely continue to be extremely volatile.

Biotechnology Industry Risk
The success of biotechnology companies is highly dependent on the development, procurement and/or marketing of drugs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of biotechnology companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.
The research and other costs associated with developing or procuring new drugs, products or technologies and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. There can be no assurance that those efforts or costs will result in the development of a profitable drug, product or technology.
Moreover, the process for obtaining regulatory approval by the FDA or other U.S. and non-U.S. governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
The biotechnology sector is also subject to rapid and significant technological change and competitive forces that may make drugs, products or technologies obsolete or make it difficult to raise prices and, in fact, may result in price discounting. Companies in the biotechnology sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Failure of biotechnology companies to comply with applicable laws and regulations can result in the imposition of civil and/or criminal fines, penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare and Medicaid.
Companies in the biotechnology sector may be adversely affected by government regulation and changes in reimbursement rates. Healthcare providers, principally hospitals, that transact with companies in the biotechnology industry, often rely on third party payors, such as Medicare, Medicaid, private health insurance plans and health maintenance organizations to reimburse all or a portion of the cost of healthcare related products or services.
Biotechnology companies will continue to be affected by the efforts of governments and third party payors to contain or reduce health care costs. For example, certain foreign markets control pricing or profitability of biotechnology products and technologies. In the United States, there has been, and there will likely continue to be, a number of federal and state proposals to implement similar controls.
A biotechnology company’s valuation could be based on the potential or actual performance of a limited number of products and could be adversely affected if one of its products proves unsafe, ineffective or unprofitable. Such companies may also be characterized by thin capitalization and limited markets, financial resources or personnel. The stock prices of companies involved in the biotechnology sector have been and will likely continue to be extremely volatile.

Managed Care Sector Risk
Companies in the managed care sector often assume the risk of both medical and administrative costs for their customers in return for monthly premiums. The profitability of these products depends in large part on the ability of such companies to predict, price for, and effectively manage medical costs. Managed care companies base the premiums they charge and their Medicare bids on estimates of future medical costs over the fixed contract period; however, many factors may cause actual costs to exceed what was estimated and reflected in premiums or bids. These factors may include medical cost inflation, increased use of services, increased cost of individual services, natural catastrophes or other large-scale medical emergencies, epidemics, the introduction of new or costly treatments and technology, new mandated benefits (such as the expansion of essential benefits coverage) or other regulatory changes and insured population characteristics. Relatively small differences between predicted and actual medical costs or utilization rates as a percentage of revenues can result in significant changes in financial results.
Managed care companies are regulated at the federal, state, local and international levels. Insurance and Health Maintenance Organization (“HMO”) subsidiaries must be licensed by and are subject to the regulations of the jurisdictions in which they conduct business. U.S.
health plans and insurance companies are also regulated under state insurance holding company regulations, and some of their activities may be subject to other health care-related regulations. The health care industry is also regularly subject to negative publicity, including as a result of governmental investigations, adverse media coverage and political debate surrounding industry regulation. Negative publicity may adversely affect stock price, damage the reputation of managed care companies in various markets or foster an increasingly active regulatory environment, which, in turn, could further increase the regulatory burdens under which such companies operate and their costs of doing business.
The evolution of the ACA and other regulatory reforms could materially and adversely affect the manner in which U.S. managed care companies conduct business and their results of operations, financial position and cash flows. The ACA includes guaranteed coverage and expanded benefit requirements, eliminates pre-existing condition exclusions and annual and lifetime maximum limits, restricts the extent to which policies can be rescinded, establishes minimum medical loss ratios, creates a federal premium review process, imposes new requirements on the format and content of communications (such as explanations of benefits) between health insurers and their members, grants to members new and additional appeal rights, and imposes new and significant taxes on health insurers and health care benefits.
New laws or regulations could drive substantial change to the way healthcare products and services are currently delivered and paid for in the United States. Health plans and insurance companies could face meaningful disruption or disintermediation if the U.S. migrates to a single payer healthcare system where the government acts as the sole payer of healthcare services for the entire population. A transformative overhaul of the U.S. healthcare system could impact the financial viability of managed care companies in which the Fund may invest.
Managed care companies contract with physicians, hospitals, pharmaceutical benefit service providers, pharmaceutical manufacturers, and other health care providers for services. Such companies’ results of operations and prospects are substantially dependent on their continued ability to contract for these services at competitive prices. Failure to develop and maintain satisfactory relationships with health care providers, whether in-network or out-of-network, could materially and adversely affect business, results of operations, financial position and cash flows.

Life Science and Tools Industry Risk
Life sciences industries are characterized by limited product focus, rapidly changing technology and extensive government regulation. In particular, technological advances can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Obtaining governmental approval from agencies such as the FDA, the U.S. Department of Agriculture and other U.S. and non-U.S. governmental agencies for new products can be lengthy, expensive and uncertain as to outcome. Such delays in product development may result in the need to seek additional capital, potentially diluting the interests of existing investors such as the Fund. In addition, governmental agencies may, for a variety of reasons, restrict the release of certain innovative technologies of commercial significance, such as genetically altered material. These various factors may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have a broad effect on the prices of securities of companies in particular life sciences industries.
Intense competition exists within and among certain life sciences industries, including competition to obtain and sustain proprietary technology protection. Life sciences companies can be highly dependent on the strength of patents, trademarks and other intellectual property rights for maintenance of profit margins and market share. Accordingly, such companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The complex nature of the technologies involved can lead to patent disputes, including litigation that could result in a company losing an exclusive right to a patent. Competitors of life sciences companies may have substantially greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel. Such competitors may succeed in developing technologies and products that are more effective or less costly than any that may be developed by life sciences companies in which the Fund invests and may also prove to be more successful in production and marketing. Competition may increase further as a result of potential advances in health services and medical technology and greater availability of capital for investment in these fields.
With respect to healthcare, cost containment measures already implemented by national governments, state or provincial governments, international organizations and the private sector have adversely affected certain sectors of these industries. Increased emphasis on managed care in the United States may put pressure on the price and usage of products sold by life sciences companies in which the Fund may invest and may adversely affect the sales and revenues of life sciences companies.
Product development efforts by life sciences companies may not result in commercial products for many reasons, including, but not limited to, failure to achieve acceptable clinical trial results, limited effectiveness in treating the specified condition or illness, harmful side effects, failure to obtain regulatory approval, and high manufacturing costs. Even after a product is commercially released, governmental agencies may require additional clinical trials or change the labeling requirements for products if additional product side effects are identified, which could have a material adverse effect on the market price of the securities of those life sciences companies.
Certain life sciences companies in which the Fund may invest may be exposed to potential product liability risks that are inherent in the testing, manufacturing, marketing and sale of pharmaceuticals, medical devices or other products. There can be no assurance that a product liability claim would not have a material adverse effect on the business, financial condition or securities prices of a company in which the Fund has invested.

Healthcare Technology Sector Risk
Companies in the healthcare technology sector may incur substantial costs related to product-related liabilities. Many of the software solutions, health care devices or services developed by such companies are intended for use in collecting, storing and displaying clinical and health care-related information used in the diagnosis and treatment of patients and in related health care settings such as admissions, billing, etc. The limitations of liability set forth in the companies’ contracts may not be enforceable or may not otherwise protect these companies from liability for damages. Healthcare technology companies may also be subject to claims that are not covered by contract, such as a claim directly by a patient. Although such companies may maintain liability insurance coverage, there can be no assurance that such coverage will cover any particular claim that has been brought or that may be brought in the future, that such coverage will prove to be adequate or that such coverage will continue to remain available on acceptable terms, if at all.
Healthcare technology companies may experience interruption at their data centers or client support facilities. The business of such companies often relies on the secure electronic transmission, data center storage and hosting of sensitive information, including protected health information, financial information and other sensitive information relating to clients, company and workforce. In addition, such companies may perform data center and/or hosting services for certain clients, including the storage of critical patient and administrative data and support services through various client support facilities. If any of these systems are interrupted, damaged or breached by an unforeseen event or actions of a third party, including a cyber-attack, or fail for any extended period of time, it could have a material adverse impact on the results of operations for such companies.
The proprietary technology developed by healthcare technology companies may be subject to claims for infringement or misappropriation of intellectual property rights of others, or may be infringed or misappropriated by others. Despite protective measures and intellectual property rights, such companies may not be able to adequately protect against theft, copying, reverse-engineering, misappropriation, infringement or unauthorized use or disclosure of their intellectual property, which could have an adverse effect on their competitive position. In addition, these companies are routinely involved in intellectual property infringement or misappropriation claims and it is expected that this activity will continue or even increase as the number of competitors, patents and patent enforcement organizations in the healthcare technology market increases, the functionality of software solutions and services expands, the use of open-source software increases and new markets such as health care device innovation, health care transactions, revenue cycle, population health management and life sciences are entered into. These claims, even if not meritorious, are expensive to defend and are often incapable of prompt resolution.
The success of healthcare technology companies depends upon the recruitment and retention of key personnel. To remain competitive, such companies must attract, motivate and retain highly skilled managerial, sales, marketing, consulting and technical personnel, including executives, consultants, programmers and systems architects skilled in healthcare technology, health care devices, health care transactions, population health management, revenue cycle and life sciences industries and the technical environments in which solutions, devices and services are needed. Competition for such personnel in the healthcare technology sector is intense in both the United States and abroad. The failure to attract additional qualified personnel could have a material adverse effect on healthcare technology companies’ prospects for long-term growth.

Healthcare Services Sector Risk
The operations of healthcare services companies are subject to extensive federal, state and local government regulations, including Medicare and Medicaid payment rules and regulations, federal and state anti-kickback laws, the physician self-referral law (“Stark Law”) and analogous state self-referral prohibition statutes, Federal Acquisition Regulations, the False Claims Act and federal and state laws regarding the collection, use and disclosure of patient health information and the storage, handling and administration of pharmaceuticals. The Medicare and Medicaid reimbursement rules related to claims submission, enrollment and licensing requirements, cost reporting, and payment processes impose complex and extensive requirements upon dialysis providers as well. A violation or departure from any of these legal requirements may result in government audits, lower reimbursements, significant fines and penalties, the potential loss of certification, recoupment efforts or voluntary repayments. If healthcare services companies fail to adhere to all of the complex government regulations that apply to their businesses, such companies could suffer severe consequences that would substantially reduce revenues, earnings, cash flows and stock prices.

A substantial percentage of a healthcare services company’s service revenues may be generated from patients who have state Medicaid or other non-Medicare government-based programs, such as coverage through the Department of Veterans Affairs (“VA”), as their primary coverage. As state governments and other governmental organizations face increasing budgetary pressure, healthcare services companies may in turn face reductions in payment rates, delays in the receipt of payments, limitations on enrollee eligibility or other changes to the applicable programs.
Adverse economic conditions could adversely affect the business and profitability of healthcare services companies. Among other things, the potential decline in federal, non-U.S. government and state revenues that may result from such conditions may create additional pressures to contain or reduce reimbursements for services from Medicare, Medicaid and other government sponsored programs. Increasing job losses or slow improvement in the unemployment rate in the United States and elsewhere as a result of adverse or recent economic conditions may result in a smaller percentage of patients being covered by an employer group health plan and a larger percentage being covered by lower paying Medicare and Medicaid programs. Employers may also select more restrictive commercial plans with lower reimbursement rates. To the extent that payors are negatively impacted by a decline in the economy, healthcare services companies may experience further pressure on commercial rates, a further slowdown in collections and a reduction in the amounts they expect to collect. In addition, uncertainty in the financial markets could adversely affect the variable interest rates payable under credit facilities or could make it more difficult to obtain or renew such facilities or to obtain other forms of financing in the future, if at all. Any or all of these factors, as well as other consequences of the adverse economic conditions which cannot currently be anticipated, could have a material adverse effect on a healthcare services company’s revenues, earnings and cash flows and otherwise adversely affect its financial condition.

Healthcare Supplies Sector Risk
If healthcare supplies companies are unable to successfully expand their product lines through internal research and development and acquisitions, their business may be materially and adversely affected. In addition, if these companies are unable to successfully grow their businesses through marketing partnerships and acquisitions, their business may be materially and adversely affected.
Consolidation of healthcare providers has increased demand for price concessions and caused the exclusion of suppliers from significant market segments. It is expected that market demand, government regulation, third-party reimbursement policies, government contracting requirements and societal pressures will continue to change the worldwide healthcare industry, resulting in further business consolidations and alliances among customers and competitors. This may exert further downward pressure on the prices of healthcare supplies companies’ products and adversely impact their businesses, financial conditions or results of operations.
Quality is extremely important to healthcare supplies companies and their customers due to the serious and costly consequences of product failure. Quality certifications are critical to the marketing success of their products and services. If a healthcare supplies company fails to meet these standards or fails to adapt to evolving standards, its reputation could be damaged, it could lose customers, and its revenue and results of operations could decline.

Healthcare Facilities Sector Risk
A healthcare facility’s ability to negotiate favorable contracts with HMOs, insurers offering preferred provider arrangements and other managed care plans significantly affects the revenues and operating results of such healthcare facilities. In addition, private payers are increasingly attempting to control health care costs through direct contracting with hospitals to provide services on a discounted basis, increased utilization reviews and greater enrollment in managed care programs, such as HMOs and Preferred Provider Organizations (“PPOs”). The trend toward consolidation among private managed care payers tends to increase their bargaining power over prices and fee structures. Non-government payers may increasingly demand reduced fees. If a healthcare facility is unable to enter into and maintain managed care contractual arrangements on acceptable terms, if it experiences material reductions in the contracted rates received from managed care payers, or if it has difficulty collecting from managed care payers, its results of operations could be adversely affected.
Further changes in the Medicare and Medicaid programs or other government health care programs could have an adverse effect on a healthcare facility’s business. In addition to the changes affected by the ACA, the Medicare and Medicaid programs are subject to other statutory and regulatory changes, administrative rulings, interpretations and determinations concerning patient eligibility requirements, funding levels and the method of calculating payments or reimbursements, among other things, requirements for utilization review, and federal and state funding restrictions. All of these could materially increase or decrease payments from government programs in the future, as well as affect the cost of providing services to patients and the timing of payments to facilities, which could in turn adversely affect a healthcare facility’s overall business, financial condition, results of operations or cash flows.
Healthcare facilities are adversely affected by uninsured and underinsured patients, as well as a growing mix of Medicare and Medicaid patients that typically have lower reimbursement rates than commercial managed care patients As a result, healthcare facilities continue to experience a shift in payer mix and a high level of uncollectible accounts, which could worsen if there is an increase in unemployment. Healthcare facilities may continue to experience significant levels of bad debt expense and may have to provide uninsured discounts and charity care for undocumented immigrants who are not permitted to enroll in a health insurance exchange or government health care program. The trend of higher co-pays and deductibles and a focus on migrating healthcare utilization to lower cost sites of care, may also pressure volumes and revenue at certain healthcare facilities which could adversely impact the financial condition of hospitals and facilities with high fixed cost structures.

Healthcare Equipment Sector Risk
The medical device markets are highly competitive and a healthcare equipment company many be unable to compete effectively. These markets are characterized by rapid change resulting from technological advances and scientific discoveries.
Development by other companies of new or improved products, processes, or technologies may make a healthcare equipment company’s products or proposed products less competitive. In addition, these companies face competition from providers of alternative medical therapies such as pharmaceutical companies.
Medical devices and related business activities are subject to rigorous regulation, including by the FDA, U.S. Department of Justice (“DOJ”), and numerous other federal, state, and foreign governmental authorities. These authorities and members of Congress have been increasing their scrutiny of the healthcare equipment industry. In addition, certain states have passed or are considering legislation restricting healthcare equipment companies’ interactions with health care providers and requiring disclosure of certain payments to them. It is anticipated that governmental authorities will continue to scrutinize this industry closely, and that additional regulation may increase compliance and legal costs, exposure to litigation, and other adverse effects to operations.
Healthcare equipment companies are substantially dependent on patent and other proprietary rights and failing to protect such rights or to be successful in litigation related to such rights may result in the payment of significant monetary damages and/or royalty payments, may negatively impact the ability of healthcare equipment companies to sell current or future products, or may prohibit such companies from enforcing their patent and other proprietary rights against others.
Quality problems with the processes, goods and services of a healthcare equipment company could harm the company’s reputation for producing high-quality products and erode its competitive advantage, sales and market share. Quality is extremely important to healthcare equipment companies and their customers due to the serious and costly consequences of product failure. Quality certifications are critical to the marketing success of goods and services. If a healthcare equipment company fails to meet these standards, its reputation could be damaged, it could lose customers, and its revenue and results of operations could decline.

Healthcare Distributors Sector Risk
Companies in the healthcare distribution sector operate in markets that are highly competitive. Because of competition, many of these companies face pricing pressures from customers and suppliers. If these companies are unable to offset margin reductions caused by pricing pressures through steps such as effective sourcing and enhanced cost control measures, the financial condition of such companies could be adversely affected. In addition, the healthcare industry has continued to consolidate. Further consolidation among customers and suppliers (including branded pharmaceutical manufacturers) could give the resulting enterprises greater bargaining power, which may adversely impact the financial condition of companies in the healthcare distribution sector.
Fewer generic pharmaceutical launches or launches that are less profitable than those previously experienced may have an adverse effect on the profits of companies in the healthcare distribution sector. Additionally, prices for existing generic pharmaceuticals generally decline over time, although this may vary. Price deflation on existing generic pharmaceuticals may have an adverse effect on company profits. With respect to branded pharmaceutical price appreciation, if branded manufacturers increase prices less frequently or by amounts that are smaller than have been experienced historically, healthcare distribution companies may profit less from branded pharmaceutical agreements.
The healthcare industry is highly regulated, and healthcare distribution companies are subject to regulation in the United States at both the federal and state level and in foreign countries. If healthcare distribution companies fail to comply with these regulatory requirements, the financial condition of such companies could be adversely affected.
Due to the nature of the business of healthcare distribution companies, such companies may from time to time become involved in disputes or legal proceedings. For example, some of the products that these companies distribute may be alleged to cause personal injury or violate the intellectual property rights of another party, subjecting such companies to product liability or infringement claims. Litigation is inherently unpredictable, and the unfavorable resolution of one or more of these legal proceedings could adversely affect the cash flows and balance sheets of healthcare distribution companies. Pharmaceutical distributors currently face lawsuits related to the abuse of opioid medications in the United States. The allegations include that pharmaceutical distributors failed to provide effective controls around the quantities of opioid medications distributed to certain pharmacies, failed to properly prevent the diversion of medications and failed to report suspicious orders. Pharmaceutical distributors are in discussions with federal, state and local jurisdictions related to their role in the distribution of opioid pharmaceuticals and it is possible that they will be required to pay multi-billion dollar settlements related to the ongoing litigation.
Healthcare distribution companies depend on the availability of various components, compounds, raw materials and energy supplied by others for their operations. Any of these supplier relationships could be interrupted due to events beyond the control of such companies, including pandemics, epidemics or natural disasters, or could be terminated. A sustained supply interruption could have an adverse effect on business.

Risks Associated with Regulatory and Policy Changes
At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed. In particular, changes to U.S. healthcare policy could affect the Fund and its investments. The affordability of healthcare in the U.S. will remain a topic of debate, and proposals, laws and regulations to reduce the costs of healthcare products and services could adversely impact healthcare companies that the Fund invests in.

Foreign Securities Risk
Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to Shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
The Fund may invest in foreign securities which take the form of sponsored and unsponsored American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), European depositary receipts (“EDRs”) or other similar instruments representing securities of foreign issuers (together, “Depositary Receipts”). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter (“OTC”) market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there is an increased possibility that the Fund will not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. However, by investing in Depositary Receipts, such as ADRs, which are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Investments in ADRs are also subject to foreign securities risk. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.
Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries. At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed. In particular, changes to U.S. healthcare policy could affect the Fund and its investments.
The Fund may invest in securities of issuers located in Emerging Markets. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging Markets are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Investments in securities of issuers located in Emerging Markets may be subject to heightened risks, including relative illiquidity, price volatility and potential restrictions on repatriation of investment capital and income. The Fund’s purchase and sale of portfolio securities in Emerging Markets may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Investment Adviser, or its affiliates and respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in the securities markets of certain Emerging Markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain Emerging Markets is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), the Fund may invest in such countries through other investment funds in such countries.
Many Emerging Markets have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other Emerging Markets have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those Emerging Markets.
Economies in Emerging Markets generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Many Emerging Markets are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Emerging Markets. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in Emerging Markets involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.
The Fund’s investment in Emerging Markets may also be subject to withholding or other taxes, which may be significant and may reduce the return to the Fund from an investment in issuers in such countries.
Settlement procedures in Emerging Markets are frequently less developed and reliable than those in the United States and may involve the Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
The creditworthiness of the local securities firms used by the Fund in Emerging Markets may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). The Fund’s investments in Emerging Markets are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in Emerging Markets may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes. In addition, the impact of the economic and public health crisis in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social and economic tasks.
The Fund’s use of foreign currency management techniques in Emerging Markets may be limited. A significant portion of the Fund’s currency exposure in Emerging Markets may not be covered by these techniques.

Forward Contract Risk
Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective, such as when the Investment Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Investment Adviser due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Investment Adviser would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom they trade as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund.

Derivatives Risk
The Fund may invest in derivative instruments including options, futures, options on futures, forwards, swaps (including credit default, index, basis, total return, volatility and currency swaps), options on swaps and other derivatives, although suitable derivative instruments may not always be available to the Investment Adviser for these purposes. The Fund intends to employ a strategy of writing (selling) covered call options on a portion of the common stocks in its portfolio, writing (selling) put options on a portion of the common stocks in its portfolio and, to a lesser extent, writing (selling) covered call and writing (selling) put options on indices of securities and sectors of securities generally within the healthcare industry. This option strategy is intended to generate current income from option premiums as a means to enhance distributions payable to the Fund’s shareholders and will be limited to 30% of the Fund’s Managed Assets. These option strategies are not always profitable. The sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible loss due to continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. To the extent the Fund writes a covered put option, the Fund has assumed the obligation during the option period to purchase the security or securities from the put buyer at the option’s exercise price if the put buyer exercises its option, regardless of whether the value of the underlying investment falls below the exercise price. This means that a Fund that writes a put option may be required make payment for such investment at the exercise price. This may result in losses to the Fund and may result in the Fund holding securities for some period of time when it is disadvantageous to do so. Therefore, the Investment Adviser may choose to decrease its use of the option writing strategy to the extent that it may negatively impact the Fund. Other than the Fund’s option strategy and use of derivatives for hedging purposes, the Fund may invest up to 10% of its Managed Assets in derivatives. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large adverse impact on Fund performance.
Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC nonstandardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators or their withdrawal from the markets, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent the Fund from liquidating these positions at an advantageous time or price, subjecting the Fund to the potential of greater losses. Losses from investments in derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. Losses may also arise if the Fund receives or posts cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund may be responsible for any loss that might result from the
Fund's investment of the counterparty’s cash collateral or for any loss that might result from the investment of cash collateral that is an asset of the Fund. The use of these derivatives trading techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Investment Adviser’s attempts to hedge portfolio risks through the use of derivative instruments may not be successful. Trading in derivative instruments can increase the Fund’s exposure to leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by the Fund and could cause the Fund’s net asset value to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.
Derivatives markets have been subject to increased regulation over the past several years, which may continue, and consequently, may make derivatives trading more costly, may limit the availability of and reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Such potential adverse future developments could increase the risks reduce the effectiveness of the Fund’s derivative transactions, and cause the Fund to lose value.

Risks Associated with the Fund’s Option Strategy
The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its option strategy. There are several risks associated with transactions in options on securities used in connection with the Fund’s option strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
As the writer of a call option covered with a security held by the Fund, the Fund forgoes, during the option’s life, the opportunities to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss should the price of the underlying security decline. As the Fund writes such covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. To the extent the Fund writes call options that are not fully covered by securities in its portfolio (such as calls on an index or sector), it will lose money if the portion of the security or securities underlying the option that is not covered by securities in the Fund’s portfolio appreciate in value above the exercise price of the option by an amount that exceeds the premium received on the option plus the exercise price of the option. The amount of this loss theoretically could be unlimited. The writer of an option has no control over the time when it may be required to fulfill its obligations as a writer of the option.
When the Fund writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain as the writer of a covered put option is limited to the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Interest Rate Risk
Prices of fixed-income securities generally rise and fall in response to interest rate changes. Generally, the prices of fixed-rate instruments held by the Fund will tend to fall as interest rates rise. Conversely, when interest rates decline, the value of fixed-rate instruments held by the Fund can be expected to rise. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. The longer the duration, or price sensitivity to changes in interest rates, of the security, the more sensitive the security is to this risk. In typical market interest rate environments, the prices of longer-term fixed-rate instruments tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term fixed-rate instruments. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the Fund’s investments and the markets where it trades.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Federal Reserve System increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Federal Reserve System decreased the federal funds rate in 2024, and the future of interest rates remains uncertain.

REIT Risk
REITs whose underlying properties are concentrated in a particular industry, such as the healthcare industry, or geographic region are subject to risks affecting such industries or regions. The securities of
REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Credit/Default Risk
Loans and other debt obligation investments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of the shares and income distributions. The value of loans and other income investments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Because the Fund invests in non-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade instruments are generally more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel and incur additional costs.

Non-Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, non-investment grade quality (rated “Ba/BB+/BB+” or below by Moody’s, S&P or Fitch, respectively), or securities that are unrated but determined to be of comparable quality by the Investment Adviser. The Fund may invest up to 15% of its Managed Assets in non-convertible debt securities that are, at the time of investment, rated Caa1 or lower by Moody’s and CCC+ or lower by S&P or Fitch, or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. Such securities are subject to a very high credit risk. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and are commonly referred to as “junk bonds.” Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Issuers of high yield bonds are not as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Non-investment grade securities may be particularly susceptible to economic downturns, specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. An economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. Non-investment grade securities, though higher yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for non-investment grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in non-investment grade securities, you could lose money on your investment in shares of the Fund, both in the short-term and the long-term.

Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of a clearing house, might not be available in connection with uncleared OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. Such risk is heightened in market environments where interest rates are changing, notably when rates are rising. If a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund.

Regulation as a “Commodity Pool”
The Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Regulation 4.5 promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). For the Investment Adviser to continue to qualify for the exclusion under CFTC Regulation 4.5 with respect to the Fund, the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the Commodity Exchange Act of 1936, as amended (“CEA”) (other than positions entered into for hedging purposes) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of the Fund’s liquidation value. In the event the Investment Adviser fails to qualify for the exclusion with respect to the Fund and is required to register as a “commodity pool operator,” it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

Failure of Futures Commission Merchants and Clearing Organizations
The Fund may deposit funds required to margin open positions in derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund may not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.

Liquidity Risk
Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The continued liquidity of such securities may not be as well assured as that of publicly traded securities. During certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Equity-Linked Notes
Equity-linked notes (“ELNs”) are hybrid securities with characteristics of both fixed income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk. Additionally, because the Fund may use ELNs as an alternative or complement to its options strategy, the use of ELNs in this manner would expose the Fund to the risk that such ELNs will not perform as anticipated, and the risk that the use of ELNs will expose the Fund to different or additional default and counterparty risk as compared to a similar investment executed in an options strategy.

PIPEs Risk
PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the offering of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the Fund to freely transfer the shares is conditioned upon, among other things, the Commission’s preparedness to declare the resale registration statement effective covering the resale of the shares sold in the private financing and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Venture Capital Investments Risk
The Fund may occasionally invest in venture capital opportunities. While these securities offer the opportunity for significant capital gains, such investments also involve a degree of risk that can result in substantial losses. Some of the venture capital opportunities in which the Fund may invest are expected to be companies that are in a “start-up” stage of development, have little or no operating history, operate at a loss or with substantial variations in operating results from period to period, have limited products, markets, financial resources or management depth, or have the need for substantial additional “follow-on” capital to support expansion or to achieve or maintain a competitive position. Such additional investments may dilute the interests of prior investors, such as the Fund. Some of these companies may be emerging companies at the research and development stage with no marketable or approved products or technology. There can be no assurance that securities of start-up or emerging growth companies will, in the future, yield returns commensurate with their associated risks.
These investments, which are considered Restricted Securities, will be made primarily in convertible preferred stock. The Fund may also purchase non-convertible debt securities in connection with its venture capital investments, and otherwise when the Investment Adviser believes that such investments would be consistent with the Fund’s investment objective. While these debt investments typically will not be rated, the Investment Adviser believes that, in light of the risk characteristics associated with investments in emerging growth companies, if such investments were to be compared with investments rated by S&P or Moody’s, they may be rated as low as “C” in the rating categories established by S&P and Moody’s. Such securities are commonly referred to as “junk bonds” and are considered, on balance, as predominantly speculative.

ETFs Risk
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Leverage Risk
The Fund uses financial leverage for investment purposes. The Fund may issue preferred shares, borrow money and/or issue debt securities (“traditional leverage”). The Fund uses traditional leverage through a credit facility representing up to 20% of the Fund’s Managed Assets as measured at the time when leverage is incurred. In addition, the Fund may enter into reverse repurchase agreements, swaps, futures, forward contracts, securities lending, short sales, and other derivative transactions, that have similar effects as leverage (collectively referred to as “effective leverage”). Furthermore, at no time will the Fund’s use of leverage, either through traditional leverage or effective leverage, exceed 30% of the Fund’s Managed Assets as measured at the time when leverage is incurred. Notwithstanding the foregoing, effective leverage incurred through the Fund’s option strategy and use of derivatives for hedging purposes will not be counted toward the Fund’s limit on the use of effective leverage or in the overall 30% leverage limitation.
The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having a similar investment objective and policies. These include the possibility of greater loss and the likelihood of higher volatility of the NAV, market price and distributions of the Fund and the asset coverage for preferred shares, if any. Such volatility may increase the likelihood of the Fund having to sell investments in order to meet its obligations to make distributions on the preferred shares, or to redeem preferred shares when it may be disadvantageous to do so. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, as amended.
Other risks and special considerations include the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the shareholders; the effects of leverage in a declining market, which are likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares. If the Fund uses leverage, the amount of fees paid to the Investment Adviser for its services will be higher than if the Fund did not use leverage because the fees paid are calculated based on Managed Assets, which includes assets purchased with leverage. Therefore, the Investment Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Investment Adviser and common shareholders, as only the Fund’s common shareholders would bear the fees and expenses incurred through the Fund’s use of leverage, including the issuance of Preferred shares, if any. Leverage may increase operating costs, which may reduce total return.

Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the revolving credit facility, as of September 30, 2024 as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered reverse repurchase agreements or other derivative instruments, if any.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(14.0%)	(7.8%)	(1.6%)	4.6%	10.9%
Based on estimated indebtedness of $120,000,000 (representing approximately 19.6% of the Fund's Managed Assets as of September 30, 2024), and a weighted average annual interest rate of 6.49% (effective weighted interest rate on the revolving credit facility as of September 30, 2024), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 1.27% to cover annual interest payments on the estimated debt.
Common share total return is composed of two elements—the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of a Fund's portfolio and not the actual performance of the Fund's shares, the value of which is determined by market forces and other factors.Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objective and policies. As noted above, the Fund's willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser's assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Restricted Securities and Valuation Risk
Some of the Fund’s investments are subject to restrictions on resale and generally have no established trading market or are otherwise illiquid with little or no trading activity. The valuation process requires an analysis of various factors. The Fund’s fair value methodology includes the examination of, among other things, the existence of any contractual restrictions on the disposition of the securities; information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets, or the company’s technologies; and (iii) the price of a security sold at arm’s length in an issuer’s subsequent completed round of financing. As there is typically no readily available market value for some of the Restricted Securities in the Fund’s portfolio, such Restricted Securities in the Fund’s portfolio are valued at fair value as determined in good faith by or under the direction of the Board pursuant to the Fund’s valuation policy and a consistently applied valuation process. Because of the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments determined in good faith by the Board may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material. There is no single standard for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment, while employing a consistently applied valuation process for the types of investments the Fund makes.

Management Risk
The Fund’s ability to achieve its investment objective is directly related to the Investment Adviser’s investment strategies for the Fund. The value of your investment in the Fund’s common shares may vary with the effectiveness of the research and analysis conducted by the Investment Adviser and its ability to identify and take advantage of attractive investment opportunities. If the investment strategies of the Investment Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other funds with similar investment objective.

Key Personnel Risk
There may be only a limited number of securities professionals who have comparable experience to that of the Fund’s existing portfolio management team in the area of healthcare companies. If one or more of the team members dies, resigns, retires or is otherwise unable to act on behalf of the Investment Adviser, there can be no assurance that a suitable replacement could be found immediately.

Anti-Takeover Provisions Risk
The Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”), dated March 5, 2015, as amended, has provisions that could have the effect of limiting the ability of other entities or persons to (1) acquire control of the Fund,(2) cause it to engage in certain transactions, or (3) modify its structure. The By-Laws also contain provisions regarding qualifications for nominees for Trustee positions, advance notice of Shareholder proposals, and requirements for the call of special Shareholder meetings. These provisions may be considered “anti-takeover” provisions.

Related Party Transactions Risk
The Fund may be subject to certain potential conflicts of interest. Although the Fund has no obligation to do so, it may place brokerage orders with brokers who provide supplemental investment research and market and statistical information about healthcare companies and the healthcare industries. In addition, other investment companies advised by the Investment Adviser may concurrently invest with the Fund in restricted securities under certain conditions. The Fund also may invest, subject to applicable law, in companies in which the principals of the Investment Adviser or Trustees of the Fund have invested, or for which they serve as directors or executive officers. The Investment Company Act prohibits the Fund from engaging in certain transactions involving its “affiliates,” including, among others, the Fund’s Trustees, officers and employees, the Investment Adviser and any “affiliates” of such affiliates except pursuant to an exemptive order or the provisions of certain rules under the Investment Company Act. In the view of the staff of the Commission, other investment companies advised by the Investment Adviser may, in some instances, be viewed to be affiliates of the Fund. Such legal restrictions and delays and costs involved in obtaining necessary regulatory approvals may preclude or discourage the Fund from making certain investments and no assurance can be given that any exemptive order sought by the Fund will be granted.

Government Intervention
Instability in the financial markets has led the U.S. government and certain foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity, including through direct purchases of equity and debt securities, which can happen again in the future. Federal, state, and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Market Disruption and Geopolitical Risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural/environmental disasters, pandemics, epidemics, terrorism, armed conflicts, cyber-attacks, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. A disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund’s operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the shares. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the shares or the NAV of the Fund.
Social, political, economic and other conditions and events, such as natural/environmental disasters, health emergencies (e.g., epidemics and pandemics such as COVID-19, avian influenza and HINI/09), cyber-attacks, terrorism, actual or threatened wars or other armed conflicts (such as the Russia/Ukraine war and Middle East conflicts), may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed, complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if these types of events persist for an extended period of time. These types of events, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Investment Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Investment Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
Systemic risk event and/or resulting government actions in the financial markets can negatively impact the Funds, for example, through less credit being available to issuers or uncertainty regarding safety of deposits at other institutions. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts.

Potential Conflicts of Interest Risk
The Investment Adviser’s investment team is responsible for managing the Fund as well as three other closed-end investment companies. In the future, the investment team may manage other funds and accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. In the future, a portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds or accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

Special Purpose Acquisition Company Risk
The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, unless such shareholders approve alternative arrangements. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the revolving credit facility, as of September 30, 2024 as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered reverse repurchase agreements or other derivative instruments, if any.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(14.0%)	(7.8%)	(1.6%)	4.6%	10.9%
Based on estimated indebtedness of $120,000,000 (representing approximately 19.6% of the Fund's Managed Assets as of September 30, 2024), and a weighted average annual interest rate of 6.49% (effective weighted interest rate on the revolving credit facility as of September 30, 2024), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 1.27% to cover annual interest payments on the estimated debt.
Common share total return is composed of two elements—the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of a Fund's portfolio and not the actual performance of the Fund's shares, the value of which is determined by market forces and other factors.Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objective and policies. As noted above, the Fund's willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser's assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Annual Dividend Payment																											$ (1.4)	[7]	(1.4)		(1.4)	[8]	(1.4)	[8]	(1.4)	[8]
Annual Dividend Payment, Current																											$ 0.1167
Effects of Leverage [Table Text Block]
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(14.0%)	(7.8%)	(1.6%)	4.6%	10.9%

Return at Minus Ten [Percent]																											(14.00%)
Return at Minus Five [Percent]																											(7.80%)
Return at Zero [Percent]																											(1.60%)
Return at Plus Five [Percent]																											4.60%
Return at Plus Ten [Percent]																											10.90%
Effects of Leverage, Purpose [Text Block]																											Based on estimated indebtedness of $120,000,000 (representing approximately 19.6% of the Fund's Managed Assets as of September 30, 2024), and a weighted average annual interest rate of 6.49% (effective weighted interest rate on the revolving credit facility as of September 30, 2024), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 1.27% to cover annual interest payments on the estimated debt.
Share Price [Table Text Block]
The Fund’s Common Shares are publicly held and are listed and traded on the NYSE (trading symbol “THW”). The following table sets forth for the fiscal quarters indicated the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE per Common Share along with (i) the highest and lowest closing NAV and (ii) the highest and lowest premium or discount from NAV represented by such prices at the close of the market on the NYSE.
	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
September 30, 2024	$ 14.80	$ 12.66	$ 16.33	$ 12.45	1.69%	-9.37%
June 30, 2024	$ 13.15	$ 12.19	$ 12.45	$ 11.87	5.62%	2.70%
March 31, 2024	$ 13.23	$ 11.87	$ 12.53	$ 12.14	5.59%	-2.22%
December 31, 2023	$ 12.08	$ 9.84	$ 12.02	$ 10.88	0.50%	-9.56%
September 30, 2023	$ 14.11	$ 11.69	$ 12.77	$ 11.78	10.49%	-0.76%
June 30, 2023	$ 14.76	$ 13.74	$ 13.09	$ 12.76	12.76%	7.76%
March 31, 2023	$ 15.27	$ 13.34	$ 13.34	$ 12.36	14.47%	7.93%
December 31, 2022	$ 15.76	$ 12.60	$ 13.65	$ 12.17	15.46%	3.53%
September 30, 2022	$ 15.72	$ 12.85	$ 13.74	$ 12.02	14.41%	6.91%
June 30, 2022	$ 10.39	$ 14.00	$ 14.49	$ 12.40	12.90%	9.70%
March 31, 2022	$ 16.34	$ 13.29	$ 15.63	$ 13.86	4.54%	-4.11%
December 31, 2021	$ 17.08	$ 15.51	$ 15.63	$ 14.75	9.28%	5.15%
(1)          Source: Bloomberg L.P.
(2)          Data presented are with respect to a short period of time and are not indicative of future performance.

Lowest Price or Bid			12.66	[10],[11]	$ 12.19		$ 11.87		$ 9.84		11.69	[10],[11]	$ 13.74		$ 13.34		$ 12.6		12.85	[10],[11]	$ 14		$ 13.29		$ 15.51		$ 10.88
Highest Price or Bid			14.8	[10],[11]	13.15		13.23		12.08		14.11	[10],[11]	14.76		15.27		15.76		15.72	[10],[11]	10.39		16.34		17.08		16.33
Lowest Price or Bid, NAV			12.45	[10],[11]	11.87		12.14		10.88		11.78	[10],[11]	12.76		12.36		12.17		12.02	[10],[11]	12.4		13.86		14.75		9.84
Highest Price or Bid, NAV			$ 16.33	[10],[11]	$ 12.45		$ 12.53		$ 12.02		$ 12.77	[10],[11]	$ 13.09		$ 13.34		$ 13.65		$ 13.74	[10],[11]	$ 14.49		$ 15.63		$ 15.63		$ 14.8
Highest Price or Bid, Premium (Discount) to NAV [Percent]			1.69%	[10],[11]	5.62%		5.59%		0.50%		10.49%	[10],[11]	12.76%		14.47%		15.46%		14.41%	[10],[11]	12.90%		4.54%		9.28%		7.78%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(9.37%)	[10],[11]	2.70%		(2.22%)		(9.56%)		(0.76%)	[10],[11]	7.76%		7.93%		3.53%		6.91%	[10],[11]	9.70%		(4.11%)		5.15%		(9.56%)
Share Price		$ 11.93	$ 13.27	[7]							$ 11.72								$ 12.86	[8]							$ 13.27	[7]	11.72		12.86	[8]	16.45	[8]	14.33	[8]
NAV Per Share		$ 11.78	$ 12.77	[7]							$ 11.73	[7]							$ 12.11	[8]							$ 12.77	[7]	$ 11.73	[7]	$ 12.11	[8]	$ 15.18	[8]	$ 14.14	[8]	$ 13.51	[8]
Latest Premium (Discount) to NAV [Percent]		1.27%																									3.92%		(0.09%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]																											38,453,463
Portfolio Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Market Risk
The Fund is subject to market risk—the possibility that the prices of equity securities will decline over short or extended periods of time. As a result, the value of an investment in the Fund’s shares will fluctuate with the market. You could lose some or all of your investment over short or long periods of time.

Political and economic news can influence market-wide trends and can cause disruptions in the U.S. or world financial markets. Other factors may be ignored by the market as a whole but may cause movements in the price of one company’s stock or the stock of companies in one or more industries. All of these factors may have a greater impact on initial public offerings and emerging company shares.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk.
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the US Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political events within the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund's investments may be negatively affected. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments. The impact of the recent U.S. elections on such policies remains uncertain and policies supported by the new administration (or the reversal of policies supported by the previous administration) could impact U.S. interest rates or inflation or otherwise impact the Fund.

Security Market Risk - Discount to NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Security Market Risk—Discount to NAV
Shares of closed-end investment companies frequently trade at a discount from their NAV. The risk that the Fund’s common shares may trade at a discount is separate from the risk of a decline in the Fund’s NAV as a result of investment activities.
Whether shareholders will realize a gain or loss for federal income tax purposes upon the sale of their common shares depends upon whether the market value of the common shares at the time of sale is above or below the shareholder’s basis in such common shares, taking into account transaction costs, and it is not directly dependent upon the Fund’s NAV. Because the market price of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the Fund’s control, the Fund cannot predict whether its common shares will trade at, below or above the NAV, or at, below or above the public offering price for the Fund’s common shares.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk
The Fund expects to invest 60-90% of its Managed Assets in equity securities. Equity risk is the risk that equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market, or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, equity securities held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because,among other reasons, the issuer experiences a decline in its financial condition. The Fund’s expected investments in preferred stocks carries its own unique risks. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure,in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. In addition, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. The prices of preferred stock also tend to move upwards slower than common stock prices and the preferred stock may be substantially less liquid than common stock or other securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
Convertible Securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. When the market price of the underlying common stock approaches or is greater than the convertible security’s conversion price, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. The conversion prior is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. Consequently, a unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer but more risk than the issuer’s debt obligations.

Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Selection Risk
Different types of equity securities tend to shift into and out of favor with investors, depending on market and economic conditions. The performance of funds that invest in healthcare industry equity securities may at times be better or worse than the performance of funds that focus on other types of securities or that have a broader investment style.

Concentration in the Healthcare Industries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration in the Healthcare Industries
Under normal market conditions, the Fund expects to invest at least 80% of its Managed Assets in securities of healthcare companies. As a result, the Fund’s portfolio will likely be more sensitive to, and possibly more adversely affected by, regulatory, economic or political factors or trends relating to the healthcare, agricultural and environmental technology industries than a portfolio of companies representing a larger number of industries. The risk is in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. As a result of its concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investments. The healthcare industries can be volatile. The Fund may occasionally make investments in a company with the objective of controlling or influencing the management and policies of that company, which could potentially make the Fund more susceptible to declines in the value of the company’s stock. The Investment Adviser may seek control in public companies only occasionally and most often in companies with a small capitalization.
Healthcare companies have in the past been characterized by limited product focus, rapidly changing technology and extensive government regulation. In particular, technological advances can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Obtaining governmental approval from U.S. governmental agencies such as the Food and Drug Administration (the “FDA”), and from non-U.S. governmental agencies for new products can be lengthy, expensive and uncertain as to outcome. Such delays in product development may result in the need to seek additional capital, potentially diluting the interests of existing investors such as the Fund. In addition, governmental agencies may, for a variety of reasons, restrict the release of certain innovative technologies of commercial significance. These various factors may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have abroad effect on the prices of securities of companies in particular healthcare industries.

A concentration of investments in any healthcare industry or in healthcare companies generally may increase the risk and volatility of an investment company’s portfolio. Such volatility is not limited to the biotechnology industry, and companies in other industries maybe subject to similar abrupt movements in the market prices of their securities. No assurance can be given that future declines in the market prices of securities of companies in the industries in which the Fund may invest will not occur, or that such declines will not adversely affect the NAV or the price of the shares.
Intense competition exists within and among certain healthcare industries, including competition to obtain and sustain proprietary technology protection, including patents, trademarks and other intellectual property rights, upon which healthcare companies can be highly dependent for maintenance of profit margins and market exclusivity. Accordingly, such companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The complex nature of the technologies involved can lead to patent disputes, including litigation that maybe costly and that could result in a company losing an exclusive right to a patent.
With respect to healthcare industries, cost containment measures already implemented by national governments, state or provincial governments and the private sector have adversely affected certain sectors of these industries. The implementation of the Affordable Care Act (“ACA”) has created increased demand for healthcare products and services, but potential changes to the ACA and future healthcare laws and regulations may impact demand for healthcare products and services and has had or may have an adverse effect on some companies in the healthcare industries. Increased emphasis on managed care in the United States and a shift toward value based payment models may put pressure on the price and usage of products sold by healthcare companies in which the Fund may invest and may adversely affect the sales and revenues of healthcare companies.
Product development efforts by healthcare companies may not result in commercial products for many reasons, including, but not limited to, failure to achieve acceptable clinical trial results, limited effectiveness in treating the specified condition or illness, harmful side effects, failure to obtain regulatory approval, and high manufacturing costs. Even after a product is commercially released, governmental agencies may require additional clinical trials or change the labeling requirements for products if additional product side effects are identified, which could have a material adverse effect on the market price of the securities of those healthcare companies.
Certain healthcare companies in which the Fund may invest may be exposed to potential product liability risks that are inherent in the testing, manufacturing, marketing and sale of pharmaceuticals, medical devices or other products. A product liability claim may have a material adverse effect on the business, financial condition or securities prices of a company in which the Fund has invested.
All of these factors as well as others may cause the value of the Fund’s shares to fluctuate significantly over relatively short periods of time.

Pharmaceutical Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Pharmaceutical Sector Risk
The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.
The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. There can be no assurance that those efforts or costs will result in the development of a profitable drug. Pharmaceutical companies may be susceptible to product obsolescence. Pharmaceutical companies also face challenges posed by the increased presence of counterfeit pharmaceutical products, which may negatively impact revenues and patient confidence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the FDA or other U.S. and non-U.S. governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
The pharmaceutical sector is also subject to rapid and significant technological change and competitive forces that may make drugs obsolete or make it difficult to raise prices and, in fact, may result in price discounting. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Failure of pharmaceutical companies to comply with applicable laws and regulations can result in the imposition of civil and criminal fines, penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare and Medicaid.
Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize and monetize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid, private health insurance plans and health maintenance organizations. Third-party payors are increasingly challenging the price and cost-effectiveness of many medical products.
Significant uncertainty exists as to the reimbursement status of health care products, and there can be no assurance that adequate third-party coverage will be available for pharmaceutical companies to obtain satisfactory price levels for their products.
The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Additionally, a pharmaceutical company’s valuation can often be based largely on the potential or actual performance of a limited number of products. A pharmaceutical company’s valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. The stock prices of companies in the pharmaceutical industry have been and will likely continue to be extremely volatile.

Biotechnology Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Biotechnology Industry Risk
The success of biotechnology companies is highly dependent on the development, procurement and/or marketing of drugs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of biotechnology companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.
The research and other costs associated with developing or procuring new drugs, products or technologies and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. There can be no assurance that those efforts or costs will result in the development of a profitable drug, product or technology.
Moreover, the process for obtaining regulatory approval by the FDA or other U.S. and non-U.S. governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
The biotechnology sector is also subject to rapid and significant technological change and competitive forces that may make drugs, products or technologies obsolete or make it difficult to raise prices and, in fact, may result in price discounting. Companies in the biotechnology sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Failure of biotechnology companies to comply with applicable laws and regulations can result in the imposition of civil and/or criminal fines, penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare and Medicaid.
Companies in the biotechnology sector may be adversely affected by government regulation and changes in reimbursement rates. Healthcare providers, principally hospitals, that transact with companies in the biotechnology industry, often rely on third party payors, such as Medicare, Medicaid, private health insurance plans and health maintenance organizations to reimburse all or a portion of the cost of healthcare related products or services.
Biotechnology companies will continue to be affected by the efforts of governments and third party payors to contain or reduce health care costs. For example, certain foreign markets control pricing or profitability of biotechnology products and technologies. In the United States, there has been, and there will likely continue to be, a number of federal and state proposals to implement similar controls.
A biotechnology company’s valuation could be based on the potential or actual performance of a limited number of products and could be adversely affected if one of its products proves unsafe, ineffective or unprofitable. Such companies may also be characterized by thin capitalization and limited markets, financial resources or personnel. The stock prices of companies involved in the biotechnology sector have been and will likely continue to be extremely volatile.

Managed Care Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Managed Care Sector Risk
Companies in the managed care sector often assume the risk of both medical and administrative costs for their customers in return for monthly premiums. The profitability of these products depends in large part on the ability of such companies to predict, price for, and effectively manage medical costs. Managed care companies base the premiums they charge and their Medicare bids on estimates of future medical costs over the fixed contract period; however, many factors may cause actual costs to exceed what was estimated and reflected in premiums or bids. These factors may include medical cost inflation, increased use of services, increased cost of individual services, natural catastrophes or other large-scale medical emergencies, epidemics, the introduction of new or costly treatments and technology, new mandated benefits (such as the expansion of essential benefits coverage) or other regulatory changes and insured population characteristics. Relatively small differences between predicted and actual medical costs or utilization rates as a percentage of revenues can result in significant changes in financial results.
Managed care companies are regulated at the federal, state, local and international levels. Insurance and Health Maintenance Organization (“HMO”) subsidiaries must be licensed by and are subject to the regulations of the jurisdictions in which they conduct business. U.S.
health plans and insurance companies are also regulated under state insurance holding company regulations, and some of their activities may be subject to other health care-related regulations. The health care industry is also regularly subject to negative publicity, including as a result of governmental investigations, adverse media coverage and political debate surrounding industry regulation. Negative publicity may adversely affect stock price, damage the reputation of managed care companies in various markets or foster an increasingly active regulatory environment, which, in turn, could further increase the regulatory burdens under which such companies operate and their costs of doing business.
The evolution of the ACA and other regulatory reforms could materially and adversely affect the manner in which U.S. managed care companies conduct business and their results of operations, financial position and cash flows. The ACA includes guaranteed coverage and expanded benefit requirements, eliminates pre-existing condition exclusions and annual and lifetime maximum limits, restricts the extent to which policies can be rescinded, establishes minimum medical loss ratios, creates a federal premium review process, imposes new requirements on the format and content of communications (such as explanations of benefits) between health insurers and their members, grants to members new and additional appeal rights, and imposes new and significant taxes on health insurers and health care benefits.
New laws or regulations could drive substantial change to the way healthcare products and services are currently delivered and paid for in the United States. Health plans and insurance companies could face meaningful disruption or disintermediation if the U.S. migrates to a single payer healthcare system where the government acts as the sole payer of healthcare services for the entire population. A transformative overhaul of the U.S. healthcare system could impact the financial viability of managed care companies in which the Fund may invest.
Managed care companies contract with physicians, hospitals, pharmaceutical benefit service providers, pharmaceutical manufacturers, and other health care providers for services. Such companies’ results of operations and prospects are substantially dependent on their continued ability to contract for these services at competitive prices. Failure to develop and maintain satisfactory relationships with health care providers, whether in-network or out-of-network, could materially and adversely affect business, results of operations, financial position and cash flows.

Life Science And Tools Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Life Science and Tools Industry Risk
Life sciences industries are characterized by limited product focus, rapidly changing technology and extensive government regulation. In particular, technological advances can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Obtaining governmental approval from agencies such as the FDA, the U.S. Department of Agriculture and other U.S. and non-U.S. governmental agencies for new products can be lengthy, expensive and uncertain as to outcome. Such delays in product development may result in the need to seek additional capital, potentially diluting the interests of existing investors such as the Fund. In addition, governmental agencies may, for a variety of reasons, restrict the release of certain innovative technologies of commercial significance, such as genetically altered material. These various factors may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have a broad effect on the prices of securities of companies in particular life sciences industries.
Intense competition exists within and among certain life sciences industries, including competition to obtain and sustain proprietary technology protection. Life sciences companies can be highly dependent on the strength of patents, trademarks and other intellectual property rights for maintenance of profit margins and market share. Accordingly, such companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The complex nature of the technologies involved can lead to patent disputes, including litigation that could result in a company losing an exclusive right to a patent. Competitors of life sciences companies may have substantially greater financial resources, more extensive development, manufacturing, marketing and service capabilities, and a larger number of qualified managerial and technical personnel. Such competitors may succeed in developing technologies and products that are more effective or less costly than any that may be developed by life sciences companies in which the Fund invests and may also prove to be more successful in production and marketing. Competition may increase further as a result of potential advances in health services and medical technology and greater availability of capital for investment in these fields.
With respect to healthcare, cost containment measures already implemented by national governments, state or provincial governments, international organizations and the private sector have adversely affected certain sectors of these industries. Increased emphasis on managed care in the United States may put pressure on the price and usage of products sold by life sciences companies in which the Fund may invest and may adversely affect the sales and revenues of life sciences companies.
Product development efforts by life sciences companies may not result in commercial products for many reasons, including, but not limited to, failure to achieve acceptable clinical trial results, limited effectiveness in treating the specified condition or illness, harmful side effects, failure to obtain regulatory approval, and high manufacturing costs. Even after a product is commercially released, governmental agencies may require additional clinical trials or change the labeling requirements for products if additional product side effects are identified, which could have a material adverse effect on the market price of the securities of those life sciences companies.
Certain life sciences companies in which the Fund may invest may be exposed to potential product liability risks that are inherent in the testing, manufacturing, marketing and sale of pharmaceuticals, medical devices or other products. There can be no assurance that a product liability claim would not have a material adverse effect on the business, financial condition or securities prices of a company in which the Fund has invested.

Healthcare Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Technology Sector Risk
Companies in the healthcare technology sector may incur substantial costs related to product-related liabilities. Many of the software solutions, health care devices or services developed by such companies are intended for use in collecting, storing and displaying clinical and health care-related information used in the diagnosis and treatment of patients and in related health care settings such as admissions, billing, etc. The limitations of liability set forth in the companies’ contracts may not be enforceable or may not otherwise protect these companies from liability for damages. Healthcare technology companies may also be subject to claims that are not covered by contract, such as a claim directly by a patient. Although such companies may maintain liability insurance coverage, there can be no assurance that such coverage will cover any particular claim that has been brought or that may be brought in the future, that such coverage will prove to be adequate or that such coverage will continue to remain available on acceptable terms, if at all.
Healthcare technology companies may experience interruption at their data centers or client support facilities. The business of such companies often relies on the secure electronic transmission, data center storage and hosting of sensitive information, including protected health information, financial information and other sensitive information relating to clients, company and workforce. In addition, such companies may perform data center and/or hosting services for certain clients, including the storage of critical patient and administrative data and support services through various client support facilities. If any of these systems are interrupted, damaged or breached by an unforeseen event or actions of a third party, including a cyber-attack, or fail for any extended period of time, it could have a material adverse impact on the results of operations for such companies.
The proprietary technology developed by healthcare technology companies may be subject to claims for infringement or misappropriation of intellectual property rights of others, or may be infringed or misappropriated by others. Despite protective measures and intellectual property rights, such companies may not be able to adequately protect against theft, copying, reverse-engineering, misappropriation, infringement or unauthorized use or disclosure of their intellectual property, which could have an adverse effect on their competitive position. In addition, these companies are routinely involved in intellectual property infringement or misappropriation claims and it is expected that this activity will continue or even increase as the number of competitors, patents and patent enforcement organizations in the healthcare technology market increases, the functionality of software solutions and services expands, the use of open-source software increases and new markets such as health care device innovation, health care transactions, revenue cycle, population health management and life sciences are entered into. These claims, even if not meritorious, are expensive to defend and are often incapable of prompt resolution.
The success of healthcare technology companies depends upon the recruitment and retention of key personnel. To remain competitive, such companies must attract, motivate and retain highly skilled managerial, sales, marketing, consulting and technical personnel, including executives, consultants, programmers and systems architects skilled in healthcare technology, health care devices, health care transactions, population health management, revenue cycle and life sciences industries and the technical environments in which solutions, devices and services are needed. Competition for such personnel in the healthcare technology sector is intense in both the United States and abroad. The failure to attract additional qualified personnel could have a material adverse effect on healthcare technology companies’ prospects for long-term growth.

Healthcare Services Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Services Sector Risk
The operations of healthcare services companies are subject to extensive federal, state and local government regulations, including Medicare and Medicaid payment rules and regulations, federal and state anti-kickback laws, the physician self-referral law (“Stark Law”) and analogous state self-referral prohibition statutes, Federal Acquisition Regulations, the False Claims Act and federal and state laws regarding the collection, use and disclosure of patient health information and the storage, handling and administration of pharmaceuticals. The Medicare and Medicaid reimbursement rules related to claims submission, enrollment and licensing requirements, cost reporting, and payment processes impose complex and extensive requirements upon dialysis providers as well. A violation or departure from any of these legal requirements may result in government audits, lower reimbursements, significant fines and penalties, the potential loss of certification, recoupment efforts or voluntary repayments. If healthcare services companies fail to adhere to all of the complex government regulations that apply to their businesses, such companies could suffer severe consequences that would substantially reduce revenues, earnings, cash flows and stock prices.

A substantial percentage of a healthcare services company’s service revenues may be generated from patients who have state Medicaid or other non-Medicare government-based programs, such as coverage through the Department of Veterans Affairs (“VA”), as their primary coverage. As state governments and other governmental organizations face increasing budgetary pressure, healthcare services companies may in turn face reductions in payment rates, delays in the receipt of payments, limitations on enrollee eligibility or other changes to the applicable programs.
Adverse economic conditions could adversely affect the business and profitability of healthcare services companies. Among other things, the potential decline in federal, non-U.S. government and state revenues that may result from such conditions may create additional pressures to contain or reduce reimbursements for services from Medicare, Medicaid and other government sponsored programs. Increasing job losses or slow improvement in the unemployment rate in the United States and elsewhere as a result of adverse or recent economic conditions may result in a smaller percentage of patients being covered by an employer group health plan and a larger percentage being covered by lower paying Medicare and Medicaid programs. Employers may also select more restrictive commercial plans with lower reimbursement rates. To the extent that payors are negatively impacted by a decline in the economy, healthcare services companies may experience further pressure on commercial rates, a further slowdown in collections and a reduction in the amounts they expect to collect. In addition, uncertainty in the financial markets could adversely affect the variable interest rates payable under credit facilities or could make it more difficult to obtain or renew such facilities or to obtain other forms of financing in the future, if at all. Any or all of these factors, as well as other consequences of the adverse economic conditions which cannot currently be anticipated, could have a material adverse effect on a healthcare services company’s revenues, earnings and cash flows and otherwise adversely affect its financial condition.

Healthcare Supplies Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Supplies Sector Risk
If healthcare supplies companies are unable to successfully expand their product lines through internal research and development and acquisitions, their business may be materially and adversely affected. In addition, if these companies are unable to successfully grow their businesses through marketing partnerships and acquisitions, their business may be materially and adversely affected.
Consolidation of healthcare providers has increased demand for price concessions and caused the exclusion of suppliers from significant market segments. It is expected that market demand, government regulation, third-party reimbursement policies, government contracting requirements and societal pressures will continue to change the worldwide healthcare industry, resulting in further business consolidations and alliances among customers and competitors. This may exert further downward pressure on the prices of healthcare supplies companies’ products and adversely impact their businesses, financial conditions or results of operations.
Quality is extremely important to healthcare supplies companies and their customers due to the serious and costly consequences of product failure. Quality certifications are critical to the marketing success of their products and services. If a healthcare supplies company fails to meet these standards or fails to adapt to evolving standards, its reputation could be damaged, it could lose customers, and its revenue and results of operations could decline.

Healthcare Facilities Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Facilities Sector Risk
A healthcare facility’s ability to negotiate favorable contracts with HMOs, insurers offering preferred provider arrangements and other managed care plans significantly affects the revenues and operating results of such healthcare facilities. In addition, private payers are increasingly attempting to control health care costs through direct contracting with hospitals to provide services on a discounted basis, increased utilization reviews and greater enrollment in managed care programs, such as HMOs and Preferred Provider Organizations (“PPOs”). The trend toward consolidation among private managed care payers tends to increase their bargaining power over prices and fee structures. Non-government payers may increasingly demand reduced fees. If a healthcare facility is unable to enter into and maintain managed care contractual arrangements on acceptable terms, if it experiences material reductions in the contracted rates received from managed care payers, or if it has difficulty collecting from managed care payers, its results of operations could be adversely affected.
Further changes in the Medicare and Medicaid programs or other government health care programs could have an adverse effect on a healthcare facility’s business. In addition to the changes affected by the ACA, the Medicare and Medicaid programs are subject to other statutory and regulatory changes, administrative rulings, interpretations and determinations concerning patient eligibility requirements, funding levels and the method of calculating payments or reimbursements, among other things, requirements for utilization review, and federal and state funding restrictions. All of these could materially increase or decrease payments from government programs in the future, as well as affect the cost of providing services to patients and the timing of payments to facilities, which could in turn adversely affect a healthcare facility’s overall business, financial condition, results of operations or cash flows.
Healthcare facilities are adversely affected by uninsured and underinsured patients, as well as a growing mix of Medicare and Medicaid patients that typically have lower reimbursement rates than commercial managed care patients As a result, healthcare facilities continue to experience a shift in payer mix and a high level of uncollectible accounts, which could worsen if there is an increase in unemployment. Healthcare facilities may continue to experience significant levels of bad debt expense and may have to provide uninsured discounts and charity care for undocumented immigrants who are not permitted to enroll in a health insurance exchange or government health care program. The trend of higher co-pays and deductibles and a focus on migrating healthcare utilization to lower cost sites of care, may also pressure volumes and revenue at certain healthcare facilities which could adversely impact the financial condition of hospitals and facilities with high fixed cost structures.

Healthcare Equipment Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Equipment Sector Risk
The medical device markets are highly competitive and a healthcare equipment company many be unable to compete effectively. These markets are characterized by rapid change resulting from technological advances and scientific discoveries.
Development by other companies of new or improved products, processes, or technologies may make a healthcare equipment company’s products or proposed products less competitive. In addition, these companies face competition from providers of alternative medical therapies such as pharmaceutical companies.
Medical devices and related business activities are subject to rigorous regulation, including by the FDA, U.S. Department of Justice (“DOJ”), and numerous other federal, state, and foreign governmental authorities. These authorities and members of Congress have been increasing their scrutiny of the healthcare equipment industry. In addition, certain states have passed or are considering legislation restricting healthcare equipment companies’ interactions with health care providers and requiring disclosure of certain payments to them. It is anticipated that governmental authorities will continue to scrutinize this industry closely, and that additional regulation may increase compliance and legal costs, exposure to litigation, and other adverse effects to operations.
Healthcare equipment companies are substantially dependent on patent and other proprietary rights and failing to protect such rights or to be successful in litigation related to such rights may result in the payment of significant monetary damages and/or royalty payments, may negatively impact the ability of healthcare equipment companies to sell current or future products, or may prohibit such companies from enforcing their patent and other proprietary rights against others.
Quality problems with the processes, goods and services of a healthcare equipment company could harm the company’s reputation for producing high-quality products and erode its competitive advantage, sales and market share. Quality is extremely important to healthcare equipment companies and their customers due to the serious and costly consequences of product failure. Quality certifications are critical to the marketing success of goods and services. If a healthcare equipment company fails to meet these standards, its reputation could be damaged, it could lose customers, and its revenue and results of operations could decline.

Healthcare Distributors Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Healthcare Distributors Sector Risk
Companies in the healthcare distribution sector operate in markets that are highly competitive. Because of competition, many of these companies face pricing pressures from customers and suppliers. If these companies are unable to offset margin reductions caused by pricing pressures through steps such as effective sourcing and enhanced cost control measures, the financial condition of such companies could be adversely affected. In addition, the healthcare industry has continued to consolidate. Further consolidation among customers and suppliers (including branded pharmaceutical manufacturers) could give the resulting enterprises greater bargaining power, which may adversely impact the financial condition of companies in the healthcare distribution sector.
Fewer generic pharmaceutical launches or launches that are less profitable than those previously experienced may have an adverse effect on the profits of companies in the healthcare distribution sector. Additionally, prices for existing generic pharmaceuticals generally decline over time, although this may vary. Price deflation on existing generic pharmaceuticals may have an adverse effect on company profits. With respect to branded pharmaceutical price appreciation, if branded manufacturers increase prices less frequently or by amounts that are smaller than have been experienced historically, healthcare distribution companies may profit less from branded pharmaceutical agreements.
The healthcare industry is highly regulated, and healthcare distribution companies are subject to regulation in the United States at both the federal and state level and in foreign countries. If healthcare distribution companies fail to comply with these regulatory requirements, the financial condition of such companies could be adversely affected.
Due to the nature of the business of healthcare distribution companies, such companies may from time to time become involved in disputes or legal proceedings. For example, some of the products that these companies distribute may be alleged to cause personal injury or violate the intellectual property rights of another party, subjecting such companies to product liability or infringement claims. Litigation is inherently unpredictable, and the unfavorable resolution of one or more of these legal proceedings could adversely affect the cash flows and balance sheets of healthcare distribution companies. Pharmaceutical distributors currently face lawsuits related to the abuse of opioid medications in the United States. The allegations include that pharmaceutical distributors failed to provide effective controls around the quantities of opioid medications distributed to certain pharmacies, failed to properly prevent the diversion of medications and failed to report suspicious orders. Pharmaceutical distributors are in discussions with federal, state and local jurisdictions related to their role in the distribution of opioid pharmaceuticals and it is possible that they will be required to pay multi-billion dollar settlements related to the ongoing litigation.
Healthcare distribution companies depend on the availability of various components, compounds, raw materials and energy supplied by others for their operations. Any of these supplier relationships could be interrupted due to events beyond the control of such companies, including pandemics, epidemics or natural disasters, or could be terminated. A sustained supply interruption could have an adverse effect on business.

Risks Associated With Regulatory And Policy Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Regulatory and Policy Changes
At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed. In particular, changes to U.S. healthcare policy could affect the Fund and its investments. The affordability of healthcare in the U.S. will remain a topic of debate, and proposals, laws and regulations to reduce the costs of healthcare products and services could adversely impact healthcare companies that the Fund invests in.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk
Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to Shareholders or converted to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.
The Fund may invest in foreign securities which take the form of sponsored and unsponsored American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), European depositary receipts (“EDRs”) or other similar instruments representing securities of foreign issuers (together, “Depositary Receipts”). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter (“OTC”) market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there is an increased possibility that the Fund will not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings, involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. However, by investing in Depositary Receipts, such as ADRs, which are quoted in U.S. dollars, the Fund may avoid currency risks during the settlement period for purchases and sales. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Investments in ADRs are also subject to foreign securities risk. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.
Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries. At any time after the date hereof, U.S. and non-U.S. governmental agencies and other regulators may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These regulations and laws impact the investment strategies, performance, costs and operations of the Fund, as well as the way investments in, and shareholders of, the Fund are taxed. In particular, changes to U.S. healthcare policy could affect the Fund and its investments.
The Fund may invest in securities of issuers located in Emerging Markets. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging Markets are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America. Investments in securities of issuers located in Emerging Markets may be subject to heightened risks, including relative illiquidity, price volatility and potential restrictions on repatriation of investment capital and income. The Fund’s purchase and sale of portfolio securities in Emerging Markets may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Investment Adviser, or its affiliates and respective clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.
Foreign investment in the securities markets of certain Emerging Markets is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain Emerging Markets is subject to restrictions such as the need for governmental consents. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), the Fund may invest in such countries through other investment funds in such countries.
Many Emerging Markets have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other Emerging Markets have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of those Emerging Markets.
Economies in Emerging Markets generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Many Emerging Markets are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Markets have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Emerging Markets. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in Emerging Markets involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.
The Fund’s investment in Emerging Markets may also be subject to withholding or other taxes, which may be significant and may reduce the return to the Fund from an investment in issuers in such countries.
Settlement procedures in Emerging Markets are frequently less developed and reliable than those in the United States and may involve the Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.
The creditworthiness of the local securities firms used by the Fund in Emerging Markets may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The small size and inexperience of the securities markets in certain Emerging Markets and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). The Fund’s investments in Emerging Markets are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in Emerging Markets may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes. In addition, the impact of the economic and public health crisis in emerging market countries may be greater due to their generally less established healthcare systems and capabilities with respect to fiscal and monetary policies, which may exacerbate other pre-existing political, social and economic tasks.
The Fund’s use of foreign currency management techniques in Emerging Markets may be limited. A significant portion of the Fund’s currency exposure in Emerging Markets may not be covered by these techniques.

Forward Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Contract Risk
Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. For example, this technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective, such as when the Investment Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Investment Adviser due to unusually high trading volume, political intervention or other factors. Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Investment Adviser would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom they trade as well as risks relating to settlement default. Such risks could result in substantial losses to the Fund.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may invest in derivative instruments including options, futures, options on futures, forwards, swaps (including credit default, index, basis, total return, volatility and currency swaps), options on swaps and other derivatives, although suitable derivative instruments may not always be available to the Investment Adviser for these purposes. The Fund intends to employ a strategy of writing (selling) covered call options on a portion of the common stocks in its portfolio, writing (selling) put options on a portion of the common stocks in its portfolio and, to a lesser extent, writing (selling) covered call and writing (selling) put options on indices of securities and sectors of securities generally within the healthcare industry. This option strategy is intended to generate current income from option premiums as a means to enhance distributions payable to the Fund’s shareholders and will be limited to 30% of the Fund’s Managed Assets. These option strategies are not always profitable. The sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible loss due to continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. To the extent the Fund writes a covered put option, the Fund has assumed the obligation during the option period to purchase the security or securities from the put buyer at the option’s exercise price if the put buyer exercises its option, regardless of whether the value of the underlying investment falls below the exercise price. This means that a Fund that writes a put option may be required make payment for such investment at the exercise price. This may result in losses to the Fund and may result in the Fund holding securities for some period of time when it is disadvantageous to do so. Therefore, the Investment Adviser may choose to decrease its use of the option writing strategy to the extent that it may negatively impact the Fund. Other than the Fund’s option strategy and use of derivatives for hedging purposes, the Fund may invest up to 10% of its Managed Assets in derivatives. Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large adverse impact on Fund performance.
Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC nonstandardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators or their withdrawal from the markets, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivative instruments may prevent the Fund from liquidating these positions at an advantageous time or price, subjecting the Fund to the potential of greater losses. Losses from investments in derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions. Losses may also arise if the Fund receives or posts cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Fund may be responsible for any loss that might result from the
Fund's investment of the counterparty’s cash collateral or for any loss that might result from the investment of cash collateral that is an asset of the Fund. The use of these derivatives trading techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Investment Adviser’s attempts to hedge portfolio risks through the use of derivative instruments may not be successful. Trading in derivative instruments can increase the Fund’s exposure to leverage. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses experienced by the Fund and could cause the Fund’s net asset value to be subject to wider fluctuations than would be the case if the Fund did not use the leverage feature in derivative instruments.
Derivatives markets have been subject to increased regulation over the past several years, which may continue, and consequently, may make derivatives trading more costly, may limit the availability of and reduce the liquidity of derivatives or may otherwise adversely affect the value or performance of derivatives. Such potential adverse future developments could increase the risks reduce the effectiveness of the Fund’s derivative transactions, and cause the Fund to lose value.

Risks Associated with the Fund's Option Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with the Fund’s Option Strategy
The ability of the Fund to achieve its investment objective is partially dependent on the successful implementation of its option strategy. There are several risks associated with transactions in options on securities used in connection with the Fund’s option strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
As the writer of a call option covered with a security held by the Fund, the Fund forgoes, during the option’s life, the opportunities to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss should the price of the underlying security decline. As the Fund writes such covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. To the extent the Fund writes call options that are not fully covered by securities in its portfolio (such as calls on an index or sector), it will lose money if the portion of the security or securities underlying the option that is not covered by securities in the Fund’s portfolio appreciate in value above the exercise price of the option by an amount that exceeds the premium received on the option plus the exercise price of the option. The amount of this loss theoretically could be unlimited. The writer of an option has no control over the time when it may be required to fulfill its obligations as a writer of the option.
When the Fund writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain as the writer of a covered put option is limited to the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Prices of fixed-income securities generally rise and fall in response to interest rate changes. Generally, the prices of fixed-rate instruments held by the Fund will tend to fall as interest rates rise. Conversely, when interest rates decline, the value of fixed-rate instruments held by the Fund can be expected to rise. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. The longer the duration, or price sensitivity to changes in interest rates, of the security, the more sensitive the security is to this risk. In typical market interest rate environments, the prices of longer-term fixed-rate instruments tend to fluctuate more in price in response to changes in market interest rates than prices of shorter-term fixed-rate instruments. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the Fund’s investments and the markets where it trades.
The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. To combat rising inflation, the Board of Governors of the Federal Reserve System increased the federal funds rate several times in 2022 and 2023; however, the Board of Governors of the Federal Reserve System decreased the federal funds rate in 2024, and the future of interest rates remains uncertain.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk
REITs whose underlying properties are concentrated in a particular industry, such as the healthcare industry, or geographic region are subject to risks affecting such industries or regions. The securities of
REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Credit Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit/Default Risk
Loans and other debt obligation investments are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of the shares and income distributions. The value of loans and other income investments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes. Because the Fund invests in non-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade instruments are generally more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade instruments. Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security. In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel and incur additional costs.

Non Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Investment Grade Securities Risk
The Fund may invest in securities that are rated, at the time of investment, non-investment grade quality (rated “Ba/BB+/BB+” or below by Moody’s, S&P or Fitch, respectively), or securities that are unrated but determined to be of comparable quality by the Investment Adviser. The Fund may invest up to 15% of its Managed Assets in non-convertible debt securities that are, at the time of investment, rated Caa1 or lower by Moody’s and CCC+ or lower by S&P or Fitch, or comparably rated by another nationally recognized statistical rating organization, or, if unrated, determined by the Investment Adviser to be of comparable credit quality. Such securities are subject to a very high credit risk. Securities of non-investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and are commonly referred to as “junk bonds.” Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Issuers of high yield bonds are not as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Non-investment grade securities may be particularly susceptible to economic downturns, specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. An economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities. Non-investment grade securities, though higher yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for non-investment grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in non-investment grade securities, you could lose money on your investment in shares of the Fund, both in the short-term and the long-term.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of a clearing house, might not be available in connection with uncleared OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses. Such risk is heightened in market environments where interest rates are changing, notably when rates are rising. If a counterparty becomes bankrupt, the Fund may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund.

Regulation As Commodity Pool [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation as a “Commodity Pool”
The Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Regulation 4.5 promulgated by the U.S. Commodity Futures Trading Commission (the “CFTC”). For the Investment Adviser to continue to qualify for the exclusion under CFTC Regulation 4.5 with respect to the Fund, the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the Commodity Exchange Act of 1936, as amended (“CEA”) (other than positions entered into for hedging purposes) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of the Fund’s liquidation value. In the event the Investment Adviser fails to qualify for the exclusion with respect to the Fund and is required to register as a “commodity pool operator,” it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

Failure Of Futures Commission Merchants And Clearing Organizations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure of Futures Commission Merchants and Clearing Organizations
The Fund may deposit funds required to margin open positions in derivative instruments subject to the CEA with a clearing broker registered as a “futures commission merchant” (“FCM”). The CEA requires an FCM to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the FCM’s proprietary assets. Similarly, the CEA requires each FCM to hold in a separate secure account all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be freely accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund may not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic futures, swaps and options contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default or the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund would not be able to recover the full amount of assets deposited by the clearing broker on its behalf with the clearing organization.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. The continued liquidity of such securities may not be as well assured as that of publicly traded securities. During certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Equity Linked Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity-Linked Notes
Equity-linked notes (“ELNs”) are hybrid securities with characteristics of both fixed income and equity securities. An ELN is a debt instrument, usually a bond, that pays interest based upon the performance of an underlying equity, which can be a single stock, basket of stocks or an equity index. The interest payment on an ELN may in some cases be leveraged so that, in percentage terms, it exceeds the relative performance of the market. ELNs generally are subject to the risks associated with the securities of equity issuers, default risk and counterparty risk. Additionally, because the Fund may use ELNs as an alternative or complement to its options strategy, the use of ELNs in this manner would expose the Fund to the risk that such ELNs will not perform as anticipated, and the risk that the use of ELNs will expose the Fund to different or additional default and counterparty risk as compared to a similar investment executed in an options strategy.

PIPEs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
PIPEs Risk
PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. The Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the offering of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the Fund to freely transfer the shares is conditioned upon, among other things, the Commission’s preparedness to declare the resale registration statement effective covering the resale of the shares sold in the private financing and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Venture Capital Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Venture Capital Investments Risk
The Fund may occasionally invest in venture capital opportunities. While these securities offer the opportunity for significant capital gains, such investments also involve a degree of risk that can result in substantial losses. Some of the venture capital opportunities in which the Fund may invest are expected to be companies that are in a “start-up” stage of development, have little or no operating history, operate at a loss or with substantial variations in operating results from period to period, have limited products, markets, financial resources or management depth, or have the need for substantial additional “follow-on” capital to support expansion or to achieve or maintain a competitive position. Such additional investments may dilute the interests of prior investors, such as the Fund. Some of these companies may be emerging companies at the research and development stage with no marketable or approved products or technology. There can be no assurance that securities of start-up or emerging growth companies will, in the future, yield returns commensurate with their associated risks.
These investments, which are considered Restricted Securities, will be made primarily in convertible preferred stock. The Fund may also purchase non-convertible debt securities in connection with its venture capital investments, and otherwise when the Investment Adviser believes that such investments would be consistent with the Fund’s investment objective. While these debt investments typically will not be rated, the Investment Adviser believes that, in light of the risk characteristics associated with investments in emerging growth companies, if such investments were to be compared with investments rated by S&P or Moody’s, they may be rated as low as “C” in the rating categories established by S&P and Moody’s. Such securities are commonly referred to as “junk bonds” and are considered, on balance, as predominantly speculative.

ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
ETFs Risk
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund uses financial leverage for investment purposes. The Fund may issue preferred shares, borrow money and/or issue debt securities (“traditional leverage”). The Fund uses traditional leverage through a credit facility representing up to 20% of the Fund’s Managed Assets as measured at the time when leverage is incurred. In addition, the Fund may enter into reverse repurchase agreements, swaps, futures, forward contracts, securities lending, short sales, and other derivative transactions, that have similar effects as leverage (collectively referred to as “effective leverage”). Furthermore, at no time will the Fund’s use of leverage, either through traditional leverage or effective leverage, exceed 30% of the Fund’s Managed Assets as measured at the time when leverage is incurred. Notwithstanding the foregoing, effective leverage incurred through the Fund’s option strategy and use of derivatives for hedging purposes will not be counted toward the Fund’s limit on the use of effective leverage or in the overall 30% leverage limitation.
The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having a similar investment objective and policies. These include the possibility of greater loss and the likelihood of higher volatility of the NAV, market price and distributions of the Fund and the asset coverage for preferred shares, if any. Such volatility may increase the likelihood of the Fund having to sell investments in order to meet its obligations to make distributions on the preferred shares, or to redeem preferred shares when it may be disadvantageous to do so. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code, as amended.
Other risks and special considerations include the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the shareholders; the effects of leverage in a declining market, which are likely to cause a greater decline in the NAV of the shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the shares. If the Fund uses leverage, the amount of fees paid to the Investment Adviser for its services will be higher than if the Fund did not use leverage because the fees paid are calculated based on Managed Assets, which includes assets purchased with leverage. Therefore, the Investment Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Investment Adviser and common shareholders, as only the Fund’s common shareholders would bear the fees and expenses incurred through the Fund’s use of leverage, including the issuance of Preferred shares, if any. Leverage may increase operating costs, which may reduce total return.

Effects Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of the revolving credit facility, as of September 30, 2024 as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund's use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as covered reverse repurchase agreements or other derivative instruments, if any.
The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below. In addition, actual borrowing expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example below.
Assumed annual returns on the Fund's portfolio (net of expenses)	(10%)	(5%)	0%	5%	10%
Corresponding return of shareholder	(14.0%)	(7.8%)	(1.6%)	4.6%	10.9%
Based on estimated indebtedness of $120,000,000 (representing approximately 19.6% of the Fund's Managed Assets as of September 30, 2024), and a weighted average annual interest rate of 6.49% (effective weighted interest rate on the revolving credit facility as of September 30, 2024), the Fund's investment portfolio at fair value would have to produce an annual return of approximately 1.27% to cover annual interest payments on the estimated debt.
Common share total return is composed of two elements—the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of a Fund's portfolio and not the actual performance of the Fund's shares, the value of which is determined by market forces and other factors.Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund's investment objective and policies. As noted above, the Fund's willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Adviser's assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Restricted Securities And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted Securities and Valuation Risk
Some of the Fund’s investments are subject to restrictions on resale and generally have no established trading market or are otherwise illiquid with little or no trading activity. The valuation process requires an analysis of various factors. The Fund’s fair value methodology includes the examination of, among other things, the existence of any contractual restrictions on the disposition of the securities; information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets, or the company’s technologies; and (iii) the price of a security sold at arm’s length in an issuer’s subsequent completed round of financing. As there is typically no readily available market value for some of the Restricted Securities in the Fund’s portfolio, such Restricted Securities in the Fund’s portfolio are valued at fair value as determined in good faith by or under the direction of the Board pursuant to the Fund’s valuation policy and a consistently applied valuation process. Because of the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments determined in good faith by the Board may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material. There is no single standard for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment, while employing a consistently applied valuation process for the types of investments the Fund makes.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund’s ability to achieve its investment objective is directly related to the Investment Adviser’s investment strategies for the Fund. The value of your investment in the Fund’s common shares may vary with the effectiveness of the research and analysis conducted by the Investment Adviser and its ability to identify and take advantage of attractive investment opportunities. If the investment strategies of the Investment Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely, and the Fund could underperform the market or other funds with similar investment objective.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk
There may be only a limited number of securities professionals who have comparable experience to that of the Fund’s existing portfolio management team in the area of healthcare companies. If one or more of the team members dies, resigns, retires or is otherwise unable to act on behalf of the Investment Adviser, there can be no assurance that a suitable replacement could be found immediately.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Fund’s Amended and Restated Declaration of Trust (“Declaration of Trust”), dated March 5, 2015, as amended, has provisions that could have the effect of limiting the ability of other entities or persons to (1) acquire control of the Fund,(2) cause it to engage in certain transactions, or (3) modify its structure. The By-Laws also contain provisions regarding qualifications for nominees for Trustee positions, advance notice of Shareholder proposals, and requirements for the call of special Shareholder meetings. These provisions may be considered “anti-takeover” provisions.

Related Party Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Related Party Transactions Risk
The Fund may be subject to certain potential conflicts of interest. Although the Fund has no obligation to do so, it may place brokerage orders with brokers who provide supplemental investment research and market and statistical information about healthcare companies and the healthcare industries. In addition, other investment companies advised by the Investment Adviser may concurrently invest with the Fund in restricted securities under certain conditions. The Fund also may invest, subject to applicable law, in companies in which the principals of the Investment Adviser or Trustees of the Fund have invested, or for which they serve as directors or executive officers. The Investment Company Act prohibits the Fund from engaging in certain transactions involving its “affiliates,” including, among others, the Fund’s Trustees, officers and employees, the Investment Adviser and any “affiliates” of such affiliates except pursuant to an exemptive order or the provisions of certain rules under the Investment Company Act. In the view of the staff of the Commission, other investment companies advised by the Investment Adviser may, in some instances, be viewed to be affiliates of the Fund. Such legal restrictions and delays and costs involved in obtaining necessary regulatory approvals may preclude or discourage the Fund from making certain investments and no assurance can be given that any exemptive order sought by the Fund will be granted.

Government Intervention [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention
Instability in the financial markets has led the U.S. government and certain foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity, including through direct purchases of equity and debt securities, which can happen again in the future. Federal, state, and foreign governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural/environmental disasters, pandemics, epidemics, terrorism, armed conflicts, cyber-attacks, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. A disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund’s operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the shares. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the shares or the NAV of the Fund.
Social, political, economic and other conditions and events, such as natural/environmental disasters, health emergencies (e.g., epidemics and pandemics such as COVID-19, avian influenza and HINI/09), cyber-attacks, terrorism, actual or threatened wars or other armed conflicts (such as the Russia/Ukraine war and Middle East conflicts), may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed, complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if these types of events persist for an extended period of time. These types of events, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Investment Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investments may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Investment Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
Systemic risk event and/or resulting government actions in the financial markets can negatively impact the Funds, for example, through less credit being available to issuers or uncertainty regarding safety of deposits at other institutions. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk
The Investment Adviser’s investment team is responsible for managing the Fund as well as three other closed-end investment companies. In the future, the investment team may manage other funds and accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. In the future, a portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds or accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

Special Purpose Acquisition Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Purpose Acquisition Company Risk
The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, unless such shareholders approve alternative arrangements. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Loan Facility 2024 [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 120,000,000																								$ 120,000,000
Senior Securities Coverage per Unit	[9]		$ 5,093																								$ 5,093
Preferred Stock Liquidating Preference			$ 0																								$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																											Loan Facility 2024
Loan Facility 2023 [Member]
Financial Highlights [Abstract]
Senior Securities Amount											$ 120,000,000																		$ 120,000,000
Senior Securities Coverage per Unit											$ 4,726																		$ 4,726
Preferred Stock Liquidating Preference											$ 0																		$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																													Loan Facility 2023
Loan Facility 2022 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																			$ 120,000,000												$ 120,000,000
Senior Securities Coverage per Unit																			$ 4,786												$ 4,786
Preferred Stock Liquidating Preference																			$ 0												$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																															Loan Facility 2022
Loan Facility 2021 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																	$ 120,000,000
Senior Securities Coverage per Unit																																	$ 5,714
Preferred Stock Liquidating Preference																																	$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																	Loan Facility 2021
Loan Facility 2020 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																			$ 120,000,000
Senior Securities Coverage per Unit																																			$ 4,554
Preferred Stock Liquidating Preference																																			$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																			Loan Facility 2020
Loan Facility 2019 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																					$ 120,000,000
Senior Securities Coverage per Unit																																					$ 4,396
Preferred Stock Liquidating Preference																																					$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																					Loan Facility 2019
Loan Facility 2018 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																							$ 120,000,000
Senior Securities Coverage per Unit																																							$ 4,861
Preferred Stock Liquidating Preference																																							$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																							Loan Facility 2018
Loan Facility 2017 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																								$ 120,000,000
Senior Securities Coverage per Unit																																								$ 4,999
Preferred Stock Liquidating Preference																																								$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																								Loan Facility 2017
Loan Facility 2016 [Member]
Financial Highlights [Abstract]
Senior Securities Amount																																									$ 120,000,000
Senior Securities Coverage per Unit																																									$ 5,160
Preferred Stock Liquidating Preference																																									$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																									Loan Facility 2016
Example Does Not Include Sales Load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12]																										$ 32
Expense Example, Years 1 to 3	[12]																										99
Expense Example, Years 1 to 5	[12]																										167
Expense Example, Years 1 to 10	[12]																										350
Example Assumes Transaction Fee Of As Percentage Of Offering Price [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]																										44
Expense Example, Years 1 to 3	[13]																										109
Expense Example, Years 1 to 5	[13]																										177
Expense Example, Years 1 to 10	[13]																										$ 358

[1]	If Common Shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	The expenses of administering the Fund’s Dividend Reinvestment and Stock Purchase Plan are included in “Other Expenses.” You will pay brokerage charges if you direct your broker or the plan agent to sell your Shares that you acquired pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. You may also pay a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment and Stock Purchase Plan. For more details about the Dividend Reinvestment and Stock Purchase Plan, see “Dividend Reinvestment and Stock Purchase Plan” in the Fund’s Prospectus.
[3]	Offering expenses payable by the Fund will be deducted from the proceeds, before expenses, to the Fund.
[4]	The Advisory fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. If leverage is used, Managed Assets will be greater in amount than net assets, because Managed Assets includes borrowings for investment purposes.
[5]	The percentage in the table is based on total borrowings of $120,000,000 (the balance outstanding under the Fund’s Credit Facility as of September 30, 2024, representing approximately 19.63% of the Fund’s Managed Assets) and an average interest rate during the fiscal year ended September 30, 2024, of 6.55%. There can be no assurances that the Fund will be able to obtain such level of borrowing (or to maintain its current level of borrowing), that the terms under which the Fund borrows will not change, or that the Fund’s use of leverage will be profitable. The Fund currently intends during the next twelve months to maintain a similar proportionate amount of borrowings but may increase such amount to 33 1/3% of the average daily value of the Fund’s total assets.
[6]	As of the close of business on October 27, 2023, the Adviser has entered into a written contract with the Fund to limit the total ordinary operating expenses of the Fund (excluding leverage costs, interest, taxes, brokerage commissions, acquired fund fees and expenses and any non-routine expenses) from exceeding 1.51% of the average daily net assets of the Fund on an annualized basis for twelve months (the “Expense Limitation Agreement”).The Expense Limitation Agreement may not be terminated before October 27, 2025, without the approval of the Fund’s trustees who are not “interested persons” of the Fund (as defined in the 1940 Act).The Fund may repay any such reimbursement from the Adviser, within three years of the reimbursement, provided that the following requirements are met: the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser. Because interest expenses and investment related expenses are not subject to the reimbursement agreement, interest expenses and investment related expenses are included in the “Total annual expenses after expense reimbursement” line item.
[7]	Effective October 27, 2023, abrdn Inc. became the investment adviser of the Fund. Prior to October 27, 2023, the Fund was managed by Tekla Capital Management, LLC.
[8]	Beginning with the year ended September 30, 2023, the Fund’s financial statements were audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
[9]	Asset coverage ratio is calculated by dividing net assets as of each fiscal period end plus the amount of any borrowings for investment purposes outstanding as of each fiscal period end by the amount of any borrowings as of each fiscal period end, and then multiplying by $1,000.
[10]	Data presented are with respect to a short period of time and are not indicative of future performance.
[11]	Source: Bloomberg L.P.
[12]	The examples above should not be considered representations of future expenses. Actual expenses may be higher or lower than those shown. The examples assume that all dividends and distributions are reinvested at net asset value. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the examples. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreements” in the Fund’s Prospectus.
[13]	Notwithstanding this assumption, in actuality, these fees will be indirectly borne by all holders of Common Shares.